UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-06139

                      	BBH Fund, Inc.
		BBH Inflation Indexed Securities Fund
		BBH International Equity Fund
		BBH Tax Efficient Equity Fund
		BBH Broad Market Fixed Income Fund

               (Exact name of registrant as specified in charter)

               			40 Water Street Boston MA., 02109-3661
                    (Address of principal executive offices)

      			Charles H. Schreiber III, Principal Financial Officer,
			BBH Fund, Inc., 40 Water Street,
        			Boston, MA,  01915.
         			Mailing address:  140 Broadway, New York, NY, 10005

                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 593-8410

Date of fiscal year end: OCTOBER 31

Date of reporting period: APRIL 30, 2006

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.




ITEM 1. REPORTS TO STOCKHOLDERS.


                                  BROWN [LOGO]
                                     Brown
                                    Brothers
                                    Harriman

--------------------------------------------------------------------------------
                               Semi-Annual Report
                                 APRIL 30, 2006
--------------------------------------------------------------------------------

                      BBH INFLATION-INDEXED SECURITIES FUND

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
April 30, 2006 (unaudited)

BREAKDOWN BY SECURITY TYPE

                                                                      Percent of
                                                      U.S. $ Value    Net Assets
                                                     -------------    ----------
Asset Backed Securities...........................   $  30,029,543        5.4%
Corporate Bonds...................................      36,720,899        6.6
Foreign Government Bond...........................      29,072,190        5.2
U.S. Treasury Notes and Bonds.....................     631,531,975      113.2
Short-Term Investments............................      70,284,816       12.6
Liabilities in Excess of Cash and Other Assets....    (239,749,928)     (43.0)
                                                     -------------      -----
NET ASSETS........................................   $ 557,889,495      100.0%
                                                     =============      =====

All data as of April 30, 2006. The Fund's breakdown by security type is expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.


2
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BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
April 30, 2006 (unaudited)

  Principal
    Amount                                                              Value
------------                                                        ------------
              U.S. TREASURY NOTES AND BONDS (113.2%)
$ 64,360,583  0.875%, 4/15/2010(1)................................. $ 61,207,944
   5,593,279  1.625%, 1/15/2015(1).................................    5,271,883
 108,186,000  1.875%, 7/15/2013(1).................................  105,100,968
  45,595,688  2.000%, 1/15/2014(1).................................   44,493,184
  18,890,010  2.000%, 7/15/2014(1).................................   18,409,637
  68,426,552  2.000%, 1/15/2016(1).................................   66,151,917
  23,426,208  2.000%, 1/15/2026(1).................................   21,783,633
  23,665,219  2.375%, 1/15/2025(1).................................   23,380,502
  42,094,021  3.000%, 7/15/2012(1).................................   43,874,932
   1,191,433  3.375%, 1/15/2007(1),(2).............................    1,205,488
 101,493,574  3.500%, 1/15/2011(1).................................  107,480,071
  18,448,800  3.625%, 1/15/2008(1).................................   19,007,301
  64,820,065  3.875%, 1/15/2009(1).................................   68,040,844
  20,632,245  4.250%, 1/15/2010(1).................................   22,213,521
  25,000,000  4.500%, 2/15/2016....................................   23,910,150
                                                                    ------------
              Total U.S. Treasury Notes and Bonds
              (Identified cost $633,943,463).......................  631,531,975
                                                                    ------------

              ASSET BACKED SECURITIES (5.4%)
   2,900,000  Advanta Business Card Master Trust 2005-C1
                5.433%, 8/22/2011(3)...............................    2,918,962
   3,000,000  Banc One Issuance Trust 2004-C1 5.401%, 11/15/2011(3)    3,022,509
   3,000,000  Citibank Credit Card Issuance Trust 2001-C1
                6.148%, 1/15/2010(3)...............................    3,042,574
      58,232  Credit-Based Asset Servicing and Securitization 4A
                5.483%, 6/25/2032(3),(4)...........................       58,261
   5,000,000  Credit-Based Asset Servicing and Securitization 4A2
                5.843%, 6/25/2032(3),(4)...........................    5,037,500
   3,853,964  Credit-Based Asset Servicing and Securitization 12A
                5.250%, 12/15/2034(3),(4)..........................    3,864,755
   2,733,988  Federated CBO II, Ltd. 8.630%, 7/10/2012(4)..........    2,819,562
     632,000  MBNA Credit Card Master Note Trust 2001-C3
                6.550%, 12/15/2008.................................      633,651
   3,750,000  MBNA Credit Card Master Note Trust 2005-C1
                5.311%, 10/15/2012(3)..............................    3,781,569
   2,000,000  MBNA Master Credit Card Trust 1999-D
                6.95%, 11/17/2008(4)...............................    2,004,465
   2,840,000  Metris Master Trust 2005-1A 6.823%, 3/21/2011(3),(4).    2,845,735
                                                                    ------------
               Total Asset Backed Securities
               (Identified cost $30,016,181).......................   30,029,543
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  APRIL 30, 2006                                            3

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2006 (unaudited)

  Principal
    Amount                                                              Value
------------                                                        ------------
              CORPORATE BONDS (6.6%)
              AUTOMOTIVE (1.4%)
$  5,000,000  DaimlerChrysler NA Holding Corp. 5.100%,
                11/17/2006(3) ..................................... $  5,004,590
   3,000,000  Toyota Motor Credit Corp. 6.235%, 2/05/2016(3).......    2,947,500
                                                                    ------------
                                                                       7,952,090
                                                                    ------------
              BUILDING MATERIALS (0.4%)
   2,000,000  Lennar Corp. 5.680%, 3/19/2009(3)....................    2,013,286
                                                                    ------------
                                                                       2,013,286
                                                                    ------------

              CABLE (0.4%)
   2,500,000  Cox Communications, Inc. 5.45%, 12/14/2007(3)........    2,513,077
                                                                    ------------
                                                                       2,513,077
                                                                    ------------

              FINANCE (3.1%)
   3,000,000  Bear Stearns & Co., Inc. 5.426%, 1/30/2009(3)........    3,015,528
   1,890,000  Merrill Lynch & Co., Inc. 5.150%, 3/02/2009(3).......    1,840,784
   4,000,000  Pemex Project Funding Master Trust 6.210%,
                6/15/2010(3),(4) ..................................    4,100,000
   8,500,000  SLM Corp. 6.110%, 1/31/2014(3).......................    8,174,705
                                                                    ------------
                                                                      17,131,017
                                                                    ------------

              INSURANCE (0.5%)
   2,950,000  Allstate Life Global Funding Trust 5.040%,
                3/01/2010(3) ......................................    2,837,930
                                                                    ------------
                                                                       2,837,930
                                                                    ------------

              UTILITY (0.8%)
   4,238,993  Tennessee Valley Authority 3.375%, 1/15/2007(1)......    4,273,499
                                                                    ------------
                                                                       4,273,499
                                                                    ------------
              Total Corporate Bonds

              (Identified cost $37,122,813)........................   36,720,899
                                                                    ------------

              FOREIGN GOVERNMENT BOND (5.2%)
(Euro)
 l22,634,920  Buoni Poliennali Del Tesoro 2.350%, 9/15/2035
              (Identified cost $29,467,628)........................   29,072,190
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.


4
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BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2006 (unaudited)

  Principal
    Amount                                                              Value
------------                                                        ------------
              SHORT-TERM INVESTMENTS (12.6%)
$ 28,700,000  Federal Home Loan Bank 4.650%, 5/1/2006............. $ 28,700,000
  41,600,000  U.S. Treasury Bills 4.550%, 5/4/2006................   41,584,816
                                                                   ------------
              Total Short-Term Investments
              (Identified cost $70,284,227).......................   70,284,816
                                                                   ------------
TOTAL INVESTMENTS (identified cost $800,834,312)(5)........ 143.0% $797,639,423
LIABILITIES IN EXCESS OF OTHER ASSETS...................... (43.0) (239,749,928)
                                                            -----  ------------
NET ASSETS................................................. 100.0% $557,889,495
                                                            =====  ============

----------
(1)   Inflation Protected Security.

(2)   Security held as collateral on futures contracts.

(3) Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The yield shown represents the April 30, 2006 coupon rate.

(4) Securities exempt from registration under Rule 144A of the Security Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of 144A securities owned at April 30, 2006 was $20,730,278 or 3.7% of net assets.

(5) The aggregate cost for federal income tax purposes is $800,834,312, the aggregate gross unrealized appreciation is $2,638,834, and the aggregate gross unrealized depreciation is $5,833,723, resulting in net unrealized depreciation of $3,194,889. Securities with an aggregate market value of $216,739,962 have been segregated with primary dealers of U.S. Government Obligations as designated by the Federal Reserve Bank of New York in association with reverse repurchase agreements:

                                      Repurchase
Counter-Party                   Rate     Date                    Security                          Value
-------------                  -----  ----------                 --------                          -----
BBH Inflation-Indexed Fund...  4.76%   5/11/2006  U.S. Treasury Notes TIPS 3.875%, 01/15/2009  $ 63,812,500
BBH Inflation-Indexed Fund...  4.78%   5/12/2006  U.S. Treasury Notes TIPS 1.875%, 07/15/2013  $105,375,000
BBH Inflation-Indexed Fund...  4.85%   5/19/2006  U.S. Treasury Notes TIPS 2.000%, 01/15/2016  $ 47,552,462

      A summary of obligations under open forward foreign currency exchange contracts outstanding at April 30, 2006 is as follows:

                           Contracts                         Unrealized
          Currency        to Deliver      Delivery Date     Depreciation
       -------------      ----------      -------------     ------------
           Euro            6,084,123        5/26/2006         $510,256

      A summary of obligations under open futures contracts at April 30, 2006 is as follows:

                                                         Base       Unrealized
         Expiration                                    Contract    Appreciation
Position    Date    Contracts         Note/Bond          Value    (Depreciation)
-------- ---------- ---------         ---------        --------   --------------
  Long    6/2006      500     5-YR U.S. Treasury Note $52,070,315    $  7,810
  Short   6/2006      200       U.S. Treasury Bonds   $21,306,250    $(62,500)

      As of April 30, 2006, the Fund had segregated sufficient cash and/or securities to cover the initial margin requirements on open futures contracts.

Currency Abbreviation:

      (Euro) - Euro

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  APRIL 30, 2006                                            5

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2006 (unaudited)

ASSETS:
  Investments in securities, at value (identified
    cost $800,834,312) .........................................   $797,639,423
  Foreign currency at value (identified cost $29,314) ..........         30,556
  Receivables for:
    Investments sold ...........................................     30,705,034
    Capital stock sold .........................................      5,398,977
    Interest ...................................................      4,627,530
                                                                   ------------
      Total Assets .............................................    838,401,520
                                                                   ------------
LIABILITIES:
  Due to bank ..................................................     29,307,514
  Reverse repurchase agreements, at fair value .................    216,739,962
  Payables for:
    Investments purchased ......................................     31,800,452
    Capital stock redeemed .....................................        956,011
    Futures contracts ..........................................        719,564
    Forward foreign exchange currency contracts ................        510,256
    Custody and accounting fees ................................        153,898
    Investment advisory fees ...................................        115,929
    Shareholder servicing fees .................................         93,413
    Administrative fees ........................................         46,372
    Distribution fees ..........................................         33,807
    Professional fees ..........................................         13,817
    Board of Directors' fees ...................................          1,000
    Dividend distribution ......................................            121
    Accrued expenses and other liabilities .....................         19,909
                                                                   ------------
      Total Liabilities ........................................    280,512,025
                                                                   ------------
NET ASSETS .....................................................   $557,889,495
                                                                   ============
Net Assets Consist of:
  Par value ....................................................   $     53,628
  Paid-in capital ..............................................    582,624,298
  Undistributed net investment income ..........................      1,543,669
  Accumulated net realized loss on investments, foreign exchange
    transactions and futures contracts .........................    (22,585,563)
  Net unrealized depreciation on investments, foreign currency
    translations and futures contracts .........................     (3,746,537)
                                                                   ------------
Net Assets .....................................................   $557,889,495
                                                                   ============
CLASS N SHARES NET ASSET VALUE
  ($434,985,153 / 41,839,939 shares outstanding) ...............         $10.40
                                                                         ======

CLASS I SHARES NET ASSET VALUE
  ($114,492,938 / 10,979,810 shares outstanding) ...............         $10.43
                                                                         ======
CLASS A SHARES NET ASSET VALUE
  ($8,411,404 / 808,102 shares outstanding) ....................         $10.41
                                                                         ======
  Sales charge at 3.00% of Public Offering Price ...............           0.32
                                                                         ------
  Maximum Offering Price .......................................         $10.73
                                                                         ======

   The accompanying notes are an integral part of these financial statements.

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended April 30, 2006 (unaudited)

NET INVESTMENT INCOME:
  Income:
    Interest and other income ..................................   $ 12,078,638
                                                                   ------------
      Total Income .............................................     12,078,638
                                                                   ------------
  Expenses:
    Investment advisory fees ...................................        728,080
    Shareholder servicing fees .................................        602,549
    Administrative fees ........................................        291,232
    Custody and accounting fees ................................        167,741
    Professional fees ..........................................         14,869
    Distribution fees ..........................................         13,930
    Board of Directors' fees ...................................         16,221
    Miscellaneous expenses .....................................         89,124
                                                                   ------------
      Total Expenses ...........................................      1,923,746
      Fees paid indirectly .....................................         (3,133)
                                                                   ------------
      Net Expenses .............................................      1,920,613
                                                                   ------------
  Net Investment Income ........................................     10,158,025
                                                                   ------------

NET REALIZED AND UNREALIZED LOSS:
  Net realized loss on investments and futures contracts .......    (16,869,246)
  Net realized loss on foreign exchange transactions ...........     (1,104,633)
                                                                   ------------
    Net realized loss ..........................................    (17,973,879)
                                                                   ------------
  Net change in unrealized appreciation (depreciation)
    on investments and futures contracts .......................        791,733
  Net change in unrealized appreciation (depreciation) on
    foreign currency translations ..............................       (504,919)
                                                                   ------------
  Net change in unrealized appreciation (depreciation) .........        286,814
                                                                   ------------
    Net Realized and Unrealized Loss ...........................    (17,687,065)
                                                                   ------------
  Net Decrease in Net Assets Resulting from Operations .........   $ (7,529,040)
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  APRIL 30, 2006                                            7

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                           For the six
                                                           months ended       For the
                                                          April 30, 2006     year ended
                                                            (unaudited)   October 31, 2005
                                                          --------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income ..............................   $  10,158,025    $  22,653,002
    Net realized gain (loss) on investments, foreign
      exchange transactions and futures contracts ......     (17,973,879)      13,151,300
    Net change in unrealized appreciation (depreciation)
      on investments, foreign currency translations and
      futures contracts ................................         286,814      (20,433,730)
                                                           -------------    -------------
    Net increase (decrease) in net assets resulting
      from operations ..................................      (7,529,040)      15,370,572
                                                           -------------    -------------
  Dividends and distributions declared:
    From net investment income:
    Class N ............................................      (7,636,438)     (18,408,255)
    Class I ............................................      (1,577,935)      (3,971,619)
    Class A ............................................        (143,006)        (441,728)
    From net realized gains
    Class N ............................................     (13,272,455)      (6,554,148)
    Class I ............................................      (2,627,705)      (1,370,717)
    Class A ............................................        (256,379)        (210,518)
                                                           -------------    -------------
      Total dividends and distributions declared .......     (25,513,918)     (30,956,985)
                                                           -------------    -------------
  Capital stock transactions:
    Net proceeds from sales of capital stock ...........      76,366,380      229,259,293
    Net asset value of capital stock issued to
      shareholders for reinvestment of dividends
      and distributions ................................      23,603,941       25,908,819
    Net cost of capital stock redeemed .................    (104,256,743)    (112,653,841)
                                                           -------------    -------------
      Net increase (decrease) in net assets resulting
        from capital stock transactions ................      (4,286,422)     142,514,271
                                                           -------------    -------------
      Total increase (decrease) in net assets ..........     (37,329,380)     126,927,858
NET ASSETS:
   Beginning of year ...................................     595,218,875      468,291,017
                                                           -------------    -------------
   End of period (including undistributed net investment
    income of $1,543,669 and $743,023, respectively) ...   $ 557,889,495    $ 595,218,875
                                                           =============    =============

   The accompanying notes are an integral part of these financial statements.

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
STATEMENTS OF CASH FLOWS
For the six months ended April 30, 2006 (unaudited)

INCREASE (DECREASE) IN CASH
Cash flows from operating activities:
Net increase in net assets from operations ................   $    (7,529,040)
Adjustments:
Purchase of portfolio investments .........................    (3,363,172,960)
Sales of portfolio investments ............................     3,163,678,416
Increase in foreign currency at value .....................           (30,556)
Increase in interest receivable ...........................        (1,060,409)
Increase in receivable for investments sold ...............        (3,584,404)
Increase in reverse repo ..................................       184,614,962
Increase in due to custodian ..............................        29,307,514
Increase in payable for investments purchased .............        11,442,582
Increase in dividends payable .............................               121
Increase in variation margin payable ......................           719,564
Decrease in accrued expenses and other liabilities ........           (90,977)
Net realized loss on investments and futures contracts ....        16,869,246
Net realized loss on foreign exchange transactions ........         1,104,633
Net change in unrealized appreciation (depreciation)
  of investments and foreign currency denominated assets
  and liabilities .........................................          (286,814)
Accretion of bond discount and amortization of bond premium         1,739,145
                                                              ---------------
Net decrease in cash from operating activities ............        33,721,023
                                                              ---------------
Financing Activities:(2)
Proceeds from shares sold .................................        72,643,028
Payment on shares redeemed ................................      (103,810,746)
Cash dividends paid .......................................        (1,909,977)
Effect of exchange rate on cash ...........................          (796,700)
                                                              ---------------
Net decrease in cash from financing activities ............       (33,874,395)
                                                              ---------------
Net decrease in cash ......................................          (153,372)
                                                              ---------------
Cash at the beginning of the period: ......................   $       153,372
                                                              ===============

Ending balance ............................................   $            --
                                                              ===============

----------
(1) This statement of cash flows is presented as the Fund's investment in reverse repurchase agreements is 11.33% of average net assets for the six months ended April 30, 2006. Reverse repurchase agreements constitute debt in accordance with accounting principles generally accepted in the United States of America. For discussion of reverse repurchase agreements, see footnote H on page 15.

(2) Non-cash financing activities included herein consist of reinvestment of distributions of $23,603,941

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  APRIL 30, 2006                                            9

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period

                                                 For the six
                                                months ended                     For the years ended October 31,
                                               April 30, 2006       -----------------------------------------------------------
                                                 (unaudited)         2005         2004         2003          2002         2001
                                               --------------       ------       ------       ------        ------       ------
Net asset value, beginning of year ............     $11.00          $11.32       $11.32       $10.89        $10.50        $9.63
                                                    ------          ------       ------       ------        ------       ------
Income from investment operations:
   Net investment income ......................       0.18(1)         0.46(1)      0.38(1)      0.35(1)       0.37         0.51
   Net realized and unrealized
     gain (loss) ..............................      (0.31)          (0.14)        0.45         0.71          0.52         0.87
                                                    ------          ------       ------       ------        ------       ------
     Total income (loss) from
       investment operations ..................      (0.13)           0.32         0.83         1.06          0.89         1.38
                                                    ------          ------       ------       ------        ------       ------
Less dividends and distributions:
   From net investment income .................      (0.17)          (0.45)       (0.40)       (0.33)        (0.38)       (0.51)
   From net realized gains ....................      (0.30)          (0.19)       (0.43)       (0.30)        (0.12)          --
                                                    ------          ------       ------       ------        ------       ------
     Total dividends and
       distributions ..........................      (0.47)          (0.64)       (0.83)       (0.63)        (0.50)       (0.51)

Net asset value, end of period ................     $10.40          $11.00       $11.32       $11.32        $10.89       $10.50
                                                    ======          ======       ======       ======        ======       ======

Total return ..................................      (1.29%)          2.91%        7.77%       10.05%         8.77%       14.84%
Ratios/Supplemental data:
   Net assets, end of period
     (in millions) ............................       $435            $489         $373         $380          $229          $95
   Expenses as a percentage of
     average net assets .......................       0.70%(2),(3)    0.71%(2)     0.72%(2)     0.67%(2),(4)  0.65%(4)     0.65%(4)
   Ratio of net investment income to
     average net assets .......................       3.46%(3)        4.10%        3.43%        3.43%         3.88%        5.01%
   Portfolio turnover rate ....................        568%(3)         572%         553%         393%          458%         325%

----------
(1)   Calculated using average shares outstanding for the year.

(2)   The ratio of expenses to average net assets for the six months ended April 30, 2006 and the years ended October 31, 2005,
      2004 and 2003 reflect fees reduced  as a result of an  expense  offset  arrangement  with the  Fund's custodian.  Had this arrangement not been in place,  this ratio would have been 0.70%, 0.71%, 0.72% and 0.67%, respectively.

(3)   Annualized.

(4)   Had the expense payment agreement which terminated on July 31, 2003 not been in place, the ratio of expenses to average net assets would have been as follows:

                                                       n/a             n/a          n/a         0.72%         0.80%        0.92%

   The accompanying notes are an integral part of these financial statements.

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS(continued)
Selected per share data and ratios for a Class I share outstanding throughout each period

                                                                                                                 For the period
                                    For the six                                                                  August 16, 2001
                                    months ended                   For the years ended October 31,              (commencement of
                                   April 30, 2006     ---------------------------------------------------     operations) through
                                     (unaudited)       2005           2004           2003         2002          October 31, 2001
                                   --------------     ------         ------         ------       -------      -------------------
Net asset value,
beginning of period ......             $11.03         $11.33         $11.34         $10.90        $10.50             $10.25
                                       ------         ------         ------         ------        ------             ------
Income from investment
   operations:
   Net investment
     income ..............               0.19(1)        0.49(1)        0.43(1)        0.38(1)       0.42               0.06
   Net realized and
     unrealized gain
     (loss) ..............              (0.31)         (0.12)          0.41           0.72          0.49               0.25
                                       ------         ------         ------         ------        ------             ------
     Total income (loss)
     From Investment
       operations ........              (0.12)          0.37           0.84           1.10          0.91               0.31
                                       ------         ------         ------         ------        ------             ------
Less dividends and
   distributions:
   From net investment
     income ..............              (0.18)         (0.48)         (0.42)         (0.36)        (0.39)             (0.06)
   From net realized
     gains ...............              (0.30)         (0.19)         (0.43)         (0.30)        (0.12)                --
                                       ------         ------         ------         ------        ------             ------
     Total dividends and
       distributions .....              (0.48)         (0.67)         (0.85)         (0.66)        (0.51)             (0.06)
                                       ------         ------         ------         ------        ------             ------
Net asset value, end
   of period .............             $10.43         $11.03         $11.33         $11.34        $10.90             $10.50
                                       ======         ======         ======         ======        ======             ======

Total return .............              (1.22%)         3.30%          7.99%         10.27%         9.09%              3.08%
Ratios/Supplemental data:
   Net assets, end of
     period (in millions)                $115            $96            $83            $55           $41                 $3
   Expenses as a
     percentage of
     average net assets ..               0.45%(2),(3)   0.46%(2)       0.47%(2)       0.42%(2),(4)  0.40%(4)           0.40%(3),(4)
   Ratio of net investment
     income to average
     net assets ..........               3.65%(3)       4.33%          3.78%          3.16%         4.29%              2.10%(3)
   Portfolio turnover rate                568%(3)        572%           553%           393%          458%               325%

----------
(1)   Calculated using average shares outstanding for the year.

(2)   The ratio of expenses to average net assets for the six months ended April 30, 2006 and the years ended  October 31, 2005 2004 and 2003  reflect fees reduced  as a result of an  expense  offset  arrangement  with the  Fund's custodian.  Had this arrangement not been in place,  this ratio would have been 0.45%, 0.46%, 0.46% and 0.42%, respectively.

(3)   Annualized.

(4)   Had the expense payment agreement which terminated on July 31, 2003 not been in place, the ratio of expenses to average net assets would have been as follows:

                                          n/a            n/a            n/a           0.47%         0.55%              0.67%(3)

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  APRIL 30, 2006                                           11

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS(continued)
Selected per share data and ratios for a Class A share outstanding throughout each period

                                                                                    For the period from
                                   For the six                                          March 7, 2003
                                  months ended    For the years ended October 31,    (commencement of
                                 April 30, 2006   -------------------------------   operations) through
                                   (unaudited)         2005            2004           October 31, 2003
                                 --------------       ------          ------        -------------------
Net asset value, beginning
   of period ....................    $11.02           $11.34          $11.35              $11.40
Income from investment
   operations:
   Net investment income(1) .....      0.17             0.42            0.40                0.17
   Net realized and unrealized
     gain (loss) ................     (0.32)           (0.12)           0.39                0.02
                                     ------           ------          ------              ------
     Total income from
       investment operations ....     (0.15)            0.30            0.79                0.19
                                     ------           ------          ------              ------
Less dividends and distributions:
   From net investment income ...     (0.16)           (0.43)          (0.37)              (0.24)
   From net realized gains ......     (0.30)           (0.19)          (0.43)                 --
                                     ------           ------          ------              ------
     Total dividends and
       distributions ............     (0.46)           (0.62)          (0.80)              (0.24)
                                     ------           ------          ------              ------
Net asset value, end of period ..    $10.41           $11.02          $11.34              $11.35
                                     ======           ======          ======              ======
Total return ....................     (1.45%)           2.63%           7.40%               1.75%
Ratios/Supplemental data:
   Net assets, end of period
     (in millions) ..............        $8              $10             $13                  $4

   Expenses as a percentage of
     average net assets(2) ......      1.00%(3)         1.01%           1.02%               1.00%(3),(4)
   Ratio of net investment income
     to average net assets ......      3.23%(3)         3.68%           3.51%               2.86%(3)
   Portfolio turnover rate ......       568%(3)          572%            553%                393%(3)

----------
(1) Calculated using average shares outstanding for the year.

(2) The ratio of expenses to average net assets for the six months ended April 30, 2006 and the years ended October 31, 2005, 2004 and 2003 reflect fees reduced as a result of an expense offset arrangement with the Fund's custodian. Had this arrangement not been in place, this ratio would have been 1.00%, 1.02%, 1.03% and 1.00%, respectively.

(3) Annualized.

(4) Had the expense payment agreement which terminated on July 31, 2003 not been in place, the ratio of expenses to average net assets would have been as follows:

                                        n/a              n/a            1.02%                  3

   The accompanying notes are an integral part of these financial statements.

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
April 30, 2006 (unaudited)

1. Organization and Significant Accounting Policies. BBH Inflation-Indexed Securities Fund (the "Fund") is a separate, diversified series of BBH Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on July 23, 1992. On February 20, 2001, the Fund's Board of Directors reclassified the Fund's outstanding shares as "Class N", and established a new class of shares designated as "Class I". Class I commenced operations on August 16, 2001. On November 8, 2002, the Fund's Board of Directors authorized a new class of shares designated as "Class A". Class A commenced operations on March 7, 2003. Class A shares are sold with a front end sales charge of up to 3.0% for purchases not exceeding $50,000. A contingent deferred sales charge of 0.75% may be applied to Class A shares redeemed up to 24 months after purchase, where an investment professional received an advance payment of the transaction. Class N, Class I and Class A shares have different operating expenses. Class N, Class I and Class A shares do not convert to any other class of the Fund.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. Bonds and other fixed income securities, including restricted securities (other than short-term obligations but including listed issues) are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Directors. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

            Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Board of Directors.

      B. Inflation-Adjusted Debt Securities. The Fund generally invests in inflation-adjusted debt securities issued by the U.S. Treasury. The Fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt

FINANCIAL STATEMENT  APRIL 30, 2006                                           13

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS(continued)
April 30, 2006 (unaudited)

            security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types inflation-adjusted securities may use other methods to adjust for other measures of inflation.

      C. Securities Lending. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. There were no securities on loan as of April 30, 2006.

      D. Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund. Investment income is recorded net of foreign taxes withheld where recovery of such tax is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on constantly applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonable assured.

      E. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net investment income or net realized gains. These distributions do not constitute a return of capital. Permanent differences are reclassified on the statement of assets and liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS(continued)
April 30, 2006 (unaudited)

      F. Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts ("Contracts") in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund has to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund has no specific limitation on the percentage of assets which may be committed to these types of Contracts. The Fund could be exposed to risks if the counterparties to the Contracts are unable to meet the terms of their Contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward currency exchange rates supplied by a quotation service. Information regarding forward currency exchange contracts is included at the end of the Portfolio of Investments.

      G. Repurchase Agreements. The Fund may enter into repurchase agreements with primary dealers of U.S. Government Obligations as designated by the Federal Reserve Bank of New York. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction or effectively the interest rate paid by the dealer to the Fund. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Investment Adviser. The Fund's custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The Investment Adviser or sub-custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. At April 30, 2006, the Fund had no open repurchase agreements.

      H. Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements with primary dealers of U.S. Government Obligations as designated by the Federal Reserve Bank of New York. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid high grade securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement. Information regarding reverse repurchase agreements is included in the Portfolio of Investments. Reverse repurchase agreements constitute debt. For the six months ended April 30, 2006, the ratio of the Fund's average debt outstanding (including reverse repurchase agreements) to average net assets was 11.33%.

      I. Financial Futures Contracts. The Fund may enter into open futures contracts in order to hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities which are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk. Trading in futures contracts involves, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. Gains and losses
            are  realized  upon  the   expiration  or  closing

FINANCIAL STATEMENT  APRIL 30, 2006                                           15

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS(continued)
April 30, 2006 (unaudited)

            of the futures contracts. Futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which it is traded. Information regarding futures contracts is included at the end of the Portfolio of Investments.

      J. Rule 144A Securities. The Fund may purchase securities that are not registered under the 1933 Act, but that can be sold to "qualified institutional buyers" in accordance with the requirements stated in Rule 144A under the 1933 Act (Rule 144A Securities). A Rule 144A Security may be considered illiquid and therefore subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Rule 144A Securities has been delegated to the Investment Adviser. All relevant factors will be considered in determining the liquidity of Rule 144A Securities and all investments in Rule 144A Securities will be carefully monitored. Information regarding Rule 144A securities is included at the end of the Portfolio of Investments.

      K. Dividends and Distributions to Shareholders. Dividends to shareholders from net investment income are generally declared and paid monthly and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The tax character of distributions paid during the fiscal years ended October 31, 2005 and 2004, respectively, were as follows:

                                  Distribution paid from:
             -------------------------------------------------------------------
                             Net           Total                       Total
             Ordinary     long term       taxable     Tax return   distributions
              Income     capital gain  distributions  of capital       paid
            -----------  ------------  -------------  ----------   -------------
2005 ....   $26,015,083   $4,941,902    $30,956,985       --        $30,956,985
2004 ....    30,322,426    3,493,985     33,816,411       --         33,816,411

      As of October 31, 2005 and 2004, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                        Components of accumulated earnings/(deficit):
                     --------------------------------------------------------------------------------------
                                                                                                  Total
                     Undistributed  Undistributed                Accumulated   Unrealized      accumulated
                       ordinary       long-term    Accumulated   capital and  appreciation/     earnings/
                        income      capital gains   earnings    other losses  (depreciation)    (deficit)
                     -------------  -------------  -----------  ------------  --------------  -------------
2005...............   $9,181,978      $7,721,574   $16,903,552        --       $(8,649,025)    $ 8,254,527
2004...............    3,583,720       4,941,902     8,525,622        --        15,315,318      23,840,940

      Total distributions paid differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

      The   differences    between    book-basis   and   tax-basis    unrealized
      appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS(continued)
April 30, 2006 (unaudited)

2.    Transactions with Affiliates.

      Investment Advisory Fees. The Corporation has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended April 30, 2006, the Fund incurred $728,080 for advisory services.

      Administrative Fees. The Corporation has an administrative agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.10% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the six months ended April 30, 2006, the Fund incurred $291,232 for administrative services.

      Custody and Accounting Fees. BBH acts as a custodian and shall receive a custody and accounting fee from the Fund calculated daily and paid monthly. BBH holds all cash and investments and calculates the daily net asset value. The custody fee is a transaction based fee with an annual minimum of $30,000, and the accounting fee is calculated at 0.05% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. For the six months ended April 30, 2006, the Fund incurred $167,741 for custody and accounting services. These fees were reduced by $3,133 as a result of an expense offset arrangement with the Fund's custodian. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement the Fund will pay the Federal Funds overnight investment rate on the day of overdraft. The total interest paid by the Fund for the six months ended April 30, 2006 was $42,644.

      Shareholder Servicing Fees. The Corporation has a shareholder servicing agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.25% of Class N shares' and Class A shares' average daily net assets. For the six months ended April 30, 2006, the Fund incurred $602,549 for shareholder servicing fees.

      Securities Lending Fees. The Corporation has a security lending agreement with BBH for which BBH receives a fee from the Fund for each security loaned. For the six months ended April 30, 2006, the Fund paid no fees to BBH for security lending services.

      Board of Directors' Fees. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2006, the Fund incurred $16,221 for these fees.

3. Distribution Plan. The Fund has adopted a distribution plan effective November 8, 2002, pursuant to Rule 12b-1 under the Investment Company Act of 1940, under which the Fund may pay selected financial intermediaries a fee calculated daily and paid monthly at an annual rate equivalent to 0.30% of Class A shares' average daily net assets. For the six months ended April 30, 2006, the Fund incurred $13,930 for distribution fees.

      For the six months  ended April 30, 2006,  $596 in  front-end  sales loads from the sale of Class A shares were retained by Lincoln Financial Advisors Corp., an affiliated broker-dealer of the Fund.

FINANCIAL STATEMENT  APRIL 30, 2006                                           17

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS(continued)
April 30, 2006 (unaudited)

4. Investment Transactions. For the six months ended April 30, 2006, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $3,356,622,216 and $1,796,866,925, respectively.

5. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 277,777,778 shares have been classified as Class N shares of the Fund, 277,777,778 shares have been classified as Class I shares of the Fund and 277,777,777 shares have been classified as Class A shares of the Fund. Transactions in shares of capital stock were as follows:

                                                 SHARES                              AMOUNT
                                     For the six                         For the six
                                     months ended        For the         months ended         For the
                                    April 30, 2006     year ended       April 30, 2006       year ended
                                      (unaudited)   October 31, 2005     (unaudited)     October 31, 2005
                                    --------------  ----------------    --------------   ----------------
Class N
Capital stock sold .............       4,786,903       18,387,145       $ 51,322,841       $197,656,268
Capital stock issued in
   connection with re-investment
   of dividends ................       1,888,907        1,233,520         20,268,745         22,257,677
Capital stock redeemed .........      (9,287,247)      (8,109,162)       (98,615,789)       (90,663,352)
                                      ----------       ----------       ------------       ------------
Net increase (decrease) ........      (2,611,437)      11,511,503       $(27,024,203)      $129,250,593
                                      ----------       ----------       ------------       ------------
Class I
Capital stock sold .............       2,326,902        2,626,540       $ 24,557,748       $ 29,372,453
Capital stock issued in
   connection with re-investment
   of dividends ................         276,281          272,701          2,968,786          3,054,785
Capital stock redeemed .........        (351,502)      (1,496,292)        (3,727,704)       (16,953,044)
                                      ----------       ----------       ------------       ------------
Net increase ...................       2,251,681        1,402,949       $ 23,798,830       $ 15,474,194
                                      ==========       ==========       ============       ============

Class A
Capital stock sold .............          44,994          199,052       $    485,791       $  2,230,572
Capital stock issued in
   connection with re-investment
   of dividends ................          34,072           53,199            366,410            596,357
Capital stock redeemed .........        (178,697)        (451,159)        (1,913,250)        (5,037,445)
                                      ----------       ----------       ------------       ------------
Net decrease ...................         (99,631)        (198,908)      $ (1,061,049)      $ (2,210,516)
                                      ==========       ==========       ============       ============

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
April 30, 2006 (unaudited)

EXAMPLE

As a shareholder of BBH Inflation-Indexed Securities Fund (the "Fund"), you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

FINANCIAL STATEMENT  APRIL 30, 2006                                           19

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
April 30, 2006 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Expenses Paid
                              Beginning         Ending          During Period
                            Account Value    Account Value    November 1, 2005
                          November 1, 2005  April 30, 2006  to April 30, 2006(1)
                          ----------------  --------------  --------------------
Class N
Actual...................      $1,000          $  987.10            $3.45
Hypothetical(2)..........      $1,000          $1,021.32            $3.51

                                                                Expenses Paid
                              Beginning         Ending          During Period
                            Account Value    Account Value    November 1, 2005
                          November 1, 2005  April 30, 2006  to April 30, 2006(1)
                          ----------------  --------------  --------------------
Class I
Actual...................      $1,000          $  987.80            $2.22
Hypothetical(2)..........      $1,000          $1,022.56            $2.26

                                                                Expenses Paid
                              Beginning         Ending          During Period
                            Account Value    Account Value    November 1, 2005
                          November 1, 2005  April 30, 2006  to April 30, 2006(1)
                          ----------------  --------------  --------------------
Class A
Actual...................      $1,000          $  985.50            $4.92
Hypothetical(2)..........      $1,000          $1,019.84            $5.01

----------
(1) Expenses are equal to the Fund's annualized expense ratio of 0.70%, 0.45% and 1.00% for Class N, I and A shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
April 30, 2006 (unaudited)

Approval of Continuation of Investment Advisory Agreement

At a meeting held on December 12, 2005, the Board of Directors (the "Board") of BBH Fund, Inc. (the "Corporation") unanimously approved the renewal of the Investment Advisory Agreement (the "IA Agreement") between the Corporation and Brown Brothers Harriman & Co. ("BBH") for an additional one-year term. The following is a summary of the factors the Board took into consideration in making its determination to approve the renewal of the IA Agreement.

Nature, Extent and Quality of Services Provided by BBH

The Board noted that, under the IA Agreement in respect of each Fund, BBH, subject to the supervision of the Board, is responsible for providing a continuous investment program and, for each Fund other than the International Fund, makes purchases and sales of portfolio securities consistent with the Fund's investment objective and policies.

The Board considered the scope and quality of services provided by BBH under the IA Agreement and noted that the scope of services provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example, BBH is responsible for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Board considered the quality of the investment research capabilities of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to each of the Funds under the IA Agreement.

Costs of Services Provided and Profitability to BBH

At the request of the Board, BBH provided information concerning the profitability of BBH's investment company, advisory fees and other fees and its statement of condition for the recent period and as of December 31, 2004, respectively. The Board also reviewed BBH's profitability data for each Fund, which also included the effect of revenue generated by the shareholder servicing, administration, custody and other fees paid by a Fund. The Board noted that most beneficial owners of the Funds' shares are holding these shares in the context of an overall investment management program for which BBH is the adviser and for which BBH charges an investment management fee. Since BBH excludes the assets in the Funds when calculating its advisory fees for its clients, the Board agreed that it is appropriate in an analysis of Fund profitability to reduce the advisory fees for the Funds by the advisory fees that otherwise would have been earned by BBH on the assets involved.

The Board discussed the difficulty of making comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numer-

FINANCIAL STATEMENT  APRIL 30, 2006                                           21

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION(continued)
April 30, 2006 (unaudited)

ous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. In considering profitability information, the Board considered the effect of fall-out benefits on BBH's expenses, as well as the "revenue sharing" arrangements BBH has entered into with certain entities that distribute shares of the Funds. The Board focused on profitability of BBH's relationships with the Funds before taxes and distribution expenses. The Board concluded that it was satisfied that BBH's level of profitability from its relationship with each Fund was not excessive.

The Board also considered the advisory fees of each Fund in comparison to the fees of comparable funds. The Board recognized that the expense ratios for the Funds potentially reflected on BBH's provision of services, as BBH is directly the provider of substantial services and coordinates services provided to the Fund by others. The Board took note of situations in which BBH waived its management fee or reimbursed a Fund's expenses.

Fall-Out Benefits

The Board considered that BBH did not allocate the Funds' portfolio transactions for third party research, although it did benefit from proprietary research received from brokers that execute the Funds' purchases and sales of securities. The Board recognized that the aggregate amount of commissions generated by Fund transactions was unlikely to result in the Funds receiving from full service broker dealers substantial discounts on commission rates. The Board received and reviewed information concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also considered that BBH receives shareholder servicing fees from certain funds, and is the Funds' administrator, custodian and securities lending agent. The Board noted that BBH retained no portion of the 12b-1 fees paid by the Fund that operated with a plan.

The Board recognized that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above. The Board recognized that most Fund shareholders were also BBH clients, and that substantial assets are invested in the Funds as a result of an overall investment management program for the shareholder. The Board noted that the Funds also derive reputational and other benefits from their association with BBH and their use of the BBH name, which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues associated with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board noted that the Funds' advisory fee schedules do not contain breakpoints. As a result, if assets increase, the fee rates would not be reduced on the incremental assets. There may be other economies of scale because many expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced the advisory services in recognition of the fact that it

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION(continued)
April 30, 2006 (unaudited)

was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of advisory service and total expenses for each Fund were fair and reasonable. Consequently, the advisory fees are in the range of institutional separate account fees, which is to say substantially below, even taking into account the BBH administration fees, typical mutual fund fees. In addition, the Board noted that BBH had supported and continued to support certain Funds through fee waivers and expense reimbursements. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund's current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints.

Investment Results

The Board considered the investment results of each of the Funds as compared to investment companies with its peers and with one or more selected securities indices. In addition to the information received by the Board for the meeting, the Board received detailed performance information for each Fund at each regular Board meeting during the year. At the meeting, the Board reviewed information showing performance of each Fund compared to the peers generally over the 1-, 3-, 5- and since inception periods ended October 31, 2005 and compared to one or more securities indices over comparable periods.

Advisory Fee Rate

The Board considered the advisory fee rate paid by each Fund to BBH. The Board recognized that it is difficult to make comparisons of these fees, and combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

BBH also manages accounts for institutional clients with investment objectives similar to those of certain Funds. The fee rates payable by the BBH's institutional clients are generally comparable although occasionally lower, than the rates paid by the Funds. BBH reviewed with the Board the significant differences in the scope of services that BBH provides to institutional clients and to the Funds through both the IA and Administration Agreements (the "Admin. Agreements"). For example, BBH provides, among other things, officers (including the Funds' Chief Compliance Officer and officers to provide required certifications) and administrative services, such as shareholder communications, and tax compliance, with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers. These services normally are not provided to non investment company clients, and fees charged to the Funds reflect the costs and risks of the additional obligations. The Board also noted that since the Funds are constantly issuing and redeeming their shares, they are more difficult to manage than an institutional account, where the assets are relatively stable. Accordingly, the Board did not place significant weight on these fee comparisons.

FINANCIAL STATEMENT  APRIL 30, 2006                                           23

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION(continued)
April 30, 2006 (unaudited)

The following factors specific to BBH Inflation-Indexed Securities Fund also were noted and considered by the Board in deciding to approve the continuation of the IA Agreements:

The Board reviewed the information showing performance of the Inflation-Indexed Securities Fund's Class N shares and Class I shares compared to the Citibank Inflation-Indexed Securities Index since March 31, 1997, which was the date that the Inflation-Indexed Fund had completed its conversion to a TIPS benchmark. Both classes of the Inflation-Indexed Fund on a pre-fee basis outperformed the benchmark by a meaningful amount over all relevant periods and on an after-fee basis performed roughly in line with the benchmark over all relevant periods. The Board viewed with favor this performance and noted the benchmark has no fees. The Board also noted the expense ratio for both share classes was in line with or lower than many funds of similar size and investment mandate. Taking into account these comparisons and the other factors considered, the Board concluded that the Inflation-Indexed Fund's investment results over time and its total expense ratio had been satisfactory.

                      [This page intentionally left blank]

                      [This page intentionally left blank]

Investment Adviser and Administrator
Brown Brothers Harriman
140 Broadway
New York, NY 10005

Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Shareholder Servicing Agent
Brown Brothers Harriman
140 Broadway
New York, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference
Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings Information."

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                  BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN
                                  BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

--------------------------------------------------------------------------------
                               Semi-Annual Report
                                 APRIL 30, 2006
--------------------------------------------------------------------------------

                          BBH INTERNATIONAL EQUITY FUND

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
APRIL 30, 2006 (unaudited)

COUNTRY DIVERSIFICATION

                                                                      PERCENT OF
                                                      U.S. $ VALUE    NET ASSETS
                                                      ------------    ----------

Australia...........................................  $ 41,157,626        7.9%
Belgium.............................................     5,809,394        1.1
Denmark.............................................     6,108,220        1.2
Finland.............................................     8,595,748        1.6
France..............................................    41,076,459        7.9
Germany.............................................    16,512,946        3.1
Hong Kong...........................................    35,381,319        6.8
Italy ..............................................    13,410,510        2.6
Japan ..............................................   159,960,558       30.7
Netherlands.........................................    16,929,682        3.2
New Zealand.........................................     3,564,095        0.7
Singapore...........................................     4,456,703        0.8
South Africa........................................     2,587,292        0.5
South Korea.........................................     2,910,763        0.6
Spain ..............................................    23,208,392        4.5
Sweden..............................................     7,275,466        1.4
Switzerland.........................................     9,384,034        1.8
Taiwan..............................................     2,585,300        0.5
United Kingdom......................................   104,639,230       20.1
Short-Term and Other Investments....................    47,692,974        9.1
Liabilities in Excess of Other Assets...............   (32,021,514)      (6.1)
                                                      ------------      -----
NET ASSETS..........................................  $521,225,197      100.0%
                                                      ============      =====

All data as of April 30, 2006. The Fund's country diversification is expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
APRIL 30, 2006 (unaudited)

SECTOR DIVERSIFICATION

                                                                      PERCENT OF
                                                      U.S. $ VALUE    NET ASSETS
                                                      ------------    ----------

Consumer Discretionary.............................   $ 40,549,065        7.8%
Consumer Staples...................................     57,278,438       11.0
Diversified Operations.............................     10,331,572        2.0
Energy.............................................     66,740,883       12.8
Finance............................................    104,756,550       20.1
Health Care........................................     45,818,303        8.8
Industrials........................................     46,993,498        9.0
Information Technology.............................     18,828,509        3.6
Materials..........................................     28,564,253        5.5
Media .............................................      5,380,624        1.0
Telecommunication Services.........................     46,093,879        8.8
Utilities..........................................     34,218,163        6.6
Short-Term and Other Investments...................     47,692,974        9.1
Liabilities in Excess of Other Assets..............    (32,021,514)      (6.1)
                                                      ------------      -----
NET ASSETS.........................................   $521,225,197      100.0%
                                                      ============      =====

All data as of April 30, 2006. The Fund's sector diversification is expressed as a percentage of net assets and may vary over time.


   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT APRIL 30, 2006                                             3

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
April 30, 2006 (unaudited)

  Shares                                                               Value
----------                                                         ------------
             COMMON STOCKS (97.0%)
             AUSTRALIA (7.9%)
             CONSUMER STAPLES
   447,113   Coles Myer, Ltd.....................................  $  3,639,063
 1,316,459   Foster's Group, Ltd.................................     5,879,742
                                                                   ------------
                                                                      9,518,805
                                                                   ------------
             ENERGY
   308,000   Woodside Petroleum, Ltd.............................    10,957,966
                                                                   ------------
             FINANCE
   319,000   Lend Lease Corp., Ltd...............................     3,458,762
   264,159   National Australia Bank, Ltd........................     7,552,109
                                                                   ------------
                                                                     11,010,871
                                                                   ------------
             INDUSTRIALS
    96,263   Wesfarmers, Ltd.....................................     2,647,541
                                                                   ------------
             MATERIALS
   508,263   Amcor, Ltd..........................................     2,785,237
                                                                   ------------
             TELECOMMUNICATION SERVICES
 1,405,209   Telstra Corp.(1)....................................     4,237,206
                                                                   ------------
             Total Australia.....................................    41,157,626
                                                                   ------------
             BELGIUM (1.1%)
             FINANCE
   154,645   Fortis..............................................     5,809,394
                                                                   ------------
             Total Belgium.......................................     5,809,394
                                                                   ------------
             DENMARK (1.2%)
             HEALTH CARE
    94,000   Novo Nordisk A/S....................................     6,108,220
                                                                   ------------
             Total Denmark.......................................     6,108,220
                                                                   ------------
             FINLAND (1.6%)
             MATERIALS
   182,400   UPM-Kymmene Oyj.....................................     4,280,699
                                                                   ------------

             TELECOMMUNICATION SERVICES
   190,000   Nokia Oyj...........................................     4,315,049
                                                                   ------------
             Total Finland.......................................     8,595,748
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2006 (unaudited)

  Shares                                                               Value
----------                                                         ------------
             COMMON STOCKS (continued)
             FRANCE (7.9%)
             CONSUMER STAPLES
    59,000   L'Oreal SA(1).......................................  $  5,474,954
                                                                   ------------
             DIVERSIFIED OPERATIONS
    51,500   LVMH Moet Hennessy Louis Vuitton SA(1)..............     5,422,397
                                                                   ------------
             ENERGY
    44,956   Total SA............................................    12,439,872
                                                                   ------------
             FINANCE
    45,668   Societe Generale....................................     6,984,578
                                                                   ------------
             INDUSTRIALS
    71,597   Compagnie de Saint-Gobain...........................     5,374,034
                                                                   ------------
             MEDIA
   162,000   Societe Television Francaise(1).....................     5,380,624
                                                                   ------------
             Total France........................................    41,076,459
                                                                   ------------
             GERMANY (3.1%)
             HEALTH CARE
    52,000   Altana AG(1)........................................     3,347,883
                                                                   ------------
             MATERIALS
   125,446   Bayer AG(1).........................................     5,797,413
                                                                   ------------
             UTILITIES
    84,938   RWE AG..............................................     7,367,650
                                                                   ------------
             Total Germany.......................................    16,512,946
                                                                   ------------
             HONG KONG (6.8%)
             CONSUMER STAPLES
     4,600   Cheesecake China(2),(3).............................             0
                                                                   ------------
             DIVERSIFIED OPERATIONS
   500,000   Hutchison Whampoa, Ltd..............................     4,909,175
                                                                   ------------
             ENERGY
 7,800,000   CNOOC, Ltd..........................................     6,287,767
                                                                   ------------
             FINANCE
   862,000   Wharf Holdings, Ltd.................................     3,462,921
                                                                   ------------
             TELECOMMUNICATION SERVICES
 1,050,000   China Mobile (Hong Kong), Ltd.......................     6,073,312
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT APRIL 30, 2006                                             5

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2006 (unaudited)

  Shares                                                               Value
----------                                                         ------------
             COMMON STOCKS (continued)
             HONG KONG (continued)
             UTILITIES
   820,000   CLP Holdings, Ltd...................................  $  4,781,589
 2,520,000   Hong Kong & China Gas Co............................     6,008,645
   784,500   Hong Kong Electric Holdings, Ltd....................     3,857,910
                                                                   ------------
                                                                     14,648,144
                                                                   ------------
             Total Hong Kong.....................................    35,381,319
                                                                   ------------
             ITALY (2.6%)
             FINANCE
 1,428,453   Banca Intesa SpA(1).................................     8,479,471
    96,836   UniCredito Italiano SpA.............................       730,147
   558,990   UniCredito Italiano SpA.............................     4,200,892
                                                                   ------------
                                                                     13,410,510
                                                                   ------------
             Total Italy.........................................    13,410,510
                                                                   ------------
             JAPAN (30.7%)
             CONSUMER DISCRETIONARY
    94,000   Denso Corp..........................................     3,688,752
    72,000   Honda Motor Co., Ltd................................     5,106,254
     7,100   Nintendo Co., Ltd...................................     1,059,768
    83,000   Sony Corp...........................................     4,057,432
   155,300   Toyota Motor Corp...................................     9,102,477
                                                                   ------------
                                                                     23,014,683
                                                                   ------------
             CONSUMER STAPLES
   116,000   Hoya Corp...........................................     4,692,091
   144,000   Ito En, Ltd.(1).....................................     5,309,844
   229,000   Kao Corp............................................     6,165,446
                                                                   ------------
                                                                     16,167,381
                                                                   ------------
             FINANCE
       419   Millea Holdings, Inc................................     8,386,616
   300,000   Mitsubishi Estate Co., Ltd..........................     6,551,884
       400   Mitsubishi Tokyo Financial Group, Inc...............     6,275,378
   235,000   Nikko Cordial Corp..................................     3,852,915
                                                                   ------------
                                                                     25,066,793
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2006 (unaudited)

  Shares                                                               Value
----------                                                         ------------
             COMMON STOCKS (continued)
             JAPAN (continued)
             HEALTH CARE
   115,500   Astellas Pharma, Inc................................  $  4,818,119
   122,000   Eisai Co., Ltd......................................     5,579,962
   210,200   Takeda Pharmaceutical Co., Ltd......................    12,850,563
                                                                   ------------
                                                                     23,248,644
                                                                   ------------
             INDUSTRIALS
   160,000   Daikin Industries, Ltd..............................     5,579,402
    58,500   Fanuc, Ltd..........................................     5,543,454
    35,600   Hirose Electric Co., Ltd............................     5,215,936
   354,000   Hitachi, Ltd........................................     2,637,301
    20,350   Keyence Corp........................................     5,334,559
    53,000   Murata Manufacturing Co., Ltd.......................     3,869,913
    91,000   Secom Co., Ltd......................................     4,954,190
       457   West Japan Railway Co...............................     2,031,803
                                                                   ------------
                                                                     35,166,558
                                                                   ------------
             INFORMATION TECHNOLOGY
   186,200   Canon, Inc..........................................    14,238,924
    43,000   Rohm Co., Ltd.......................................     4,589,585
                                                                   ------------
                                                                     18,828,509
                                                                   ------------
             MATERIALS
    91,000   Shin-Etsu Chemical Co., Ltd.........................     5,256,973
                                                                   ------------
             TELECOMMUNICATION SERVICES
       982   KDDI Corp...........................................     6,052,289
       495   Nippon Telegraph & Telephone Corp...................     2,226,238
     3,300   NTT DoCoMo, Inc.....................................     4,932,490
                                                                   ------------
                                                                     13,211,017
                                                                   ------------
             Total Japan.........................................   159,960,558
                                                                   ------------
             NETHERLANDS (3.2%)
             CONSUMER DISCRETIONARY
   345,725   Reed Elsevier NV....................................     5,126,313
                                                                   ------------
             CONSUMER STAPLES
   112,000   Heineken Holdings NV................................     3,996,788
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT APRIL 30, 2006                                             7

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2006 (unaudited)

  Shares                                                               Value
----------                                                         ------------
             COMMON STOCKS (continued)
             NETHERLANDS (continued)
             FINANCE
   191,573   ING Groep NV........................................  $  7,806,581
                                                                   ------------
             Total Netherlands...................................    16,929,682
                                                                   ------------
             NEW ZEALAND (0.7%)
             TELECOMMUNICATION SERVICES
   977,229   Telecom Corp. of New Zealand, Ltd.(1)...............     3,564,095
                                                                   ------------
             Total New Zealand...................................     3,564,095
                                                                   ------------
             SINGAPORE (0.8%)
             FINANCE
    55,200   Jardine Matheson Holdings, Ltd......................     1,000,170
   803,200   Oversea-Chinese Banking Corp., Ltd..................     3,456,533
                                                                   ------------
                                                                      4,456,703
                                                                   ------------
             Total Singapore.....................................     4,456,703
                                                                   ------------
             SOUTH AFRICA (0.5%)
             ENERGY
    62,176   Sasol, Ltd..........................................     2,587,292
                                                                   ------------
             Total South Africa..................................     2,587,292
                                                                   ------------
             SOUTH KOREA (0.6%)
             MATERIALS
    41,305   POSCO ADR(1)........................................     2,910,763
                                                                   ------------
             Total South Korea...................................     2,910,763
                                                                   ------------
             SPAIN (4.5%)
             CONSUMER DISCRETIONARY
    70,000   Industria de Diseno Textil SA (Inditex).............     2,850,400
                                                                   ------------
             FINANCE
   326,727   Banco Santander Central Hispano SA..................     5,044,911
                                                                   ------------
             TELECOMMUNICATION SERVICES
   533,629   Telefonica SA.......................................     8,554,503
                                                                   ------------
             UTILITIES
   207,317   Iberdrola SA........................................     6,758,578
                                                                   ------------
             Total Spain.........................................    23,208,392
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2006 (unaudited)

  Shares                                                               Value
----------                                                         ------------
             COMMON STOCKS (continued)
             SWEDEN (1.4%)
             CONSUMER DISCRETIONARY
    98,000   Hennes & Mauritz AB (B shares)......................  $  3,722,069
                                                                   ------------

             TELECOMMUNICATION SERVICES
 1,000,000   Telefonaktiebolaget LM Ericsson Series B............     3,553,397
                                                                   ------------
             Total Sweden........................................     7,275,466
                                                                   ------------
             SWITZERLAND (1.8%)
             CONSUMER STAPLES
    14,800   Nestle SA Registered................................     4,510,510
                                                                   ------------
             HEALTH CARE
    85,000   Novartis AG Registered..............................     4,873,524
                                                                   ------------
             Total Switzerland...................................     9,384,034
                                                                   ------------
             TAIWAN (0.5%)
             TELECOMMUNICATION SERVICES
   125,500   Chunghwa Telecom Co., Ltd. ADR......................     2,585,300
                                                                   ------------
             Total Taiwan........................................     2,585,300
                                                                   ------------
             UNITED KINGDOM (20.1%)
             CONSUMER DISCRETIONARY
   446,931   GKN, Plc............................................     2,552,514
   800,000   Kingfisher, Plc.....................................     3,283,086
                                                                   ------------

                                                                      5,835,600
                                                                   ------------
             CONSUMER STAPLES
   250,765   Boots Group, Plc....................................     3,202,089
   141,822   Compass Group, Plc..................................       610,730
   134,000   Reckitt Benckiser, Plc..............................     4,879,538
   514,099   Unilever, Plc.......................................     5,455,959
 1,020,000   William Morrison Supermarkets, Plc..................     3,461,684
                                                                   ------------
                                                                     17,610,000
                                                                   ------------
             ENERGY
 1,224,093   BG Group, Plc.......................................    16,438,839
   929,384   BP, Plc.............................................    11,442,781

   191,833   Royal Dutch Shell, Plc..............................     6,586,366
                                                                   ------------
                                                                     34,467,986
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT APRIL 30, 2006                                             9

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2006 (unaudited)

  Shares                                                               Value
----------                                                         ------------
             COMMON STOCKS (continued)
             UNITED KINGDOM (continued)
             FINANCE
   176,938   Aviva, Plc..........................................  $  2,582,655
   411,091   HBOS, Plc...........................................     7,210,347
   586,076   Lloyds TSB Group, Plc...............................     5,712,768
   189,894   Royal Bank of Scotland Group, Plc...................     6,197,518
                                                                   ------------
                                                                     21,703,288
                                                                   ------------
             HEALTH CARE
   290,669   GlaxoSmithKline, Plc................................     8,240,032
                                                                   ------------
             INDUSTRIALS
   460,790   Brambles Industries, Plc............................     3,805,365
                                                                   ------------
             MATERIALS
   135,315   BOC Group, Plc......................................     3,836,567
    66,500   Rio Tinto, Plc......................................     3,696,601
                                                                   ------------
                                                                      7,533,168
                                                                   ------------
             UTILITIES
 1,000,000   Centrica, Plc.......................................     5,443,791
                                                                   ------------
             Total United Kingdom................................   104,639,230
                                                                   ------------
             TOTAL COMMON STOCKS (Identified cost $368,197,348)..   505,553,737
                                                                   ------------
             PUT OPTIONS (0.0%)
24,110,000   Citigroup Euro Currency Option......................        26,521
 2,500,000   Citigroup Euro Currency Option......................        16,750
                                                                   ------------
             TOTAL PUT OPTIONS (Identified cost $841,448)........        43,271
                                                                   ------------
             RIGHT (0.0%)
        26   Hutchison Whampoa, Ltd.
               0.00%, 12/31/494
             TOTAL RIGHT (Identified cost $0)....................           101
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2006 (unaudited)

  Shares                                                               Value
----------                                                         ------------
             SHORT-TERM INVESTMENTS (9.1%)
45,649,602   Brown Brothers Investment Trust Securities
               Lending Fund(5)...................................  $ 45,649,602
 2,000,000   Wachovia Time Deposit 4.80% 05/01/06................     2,000,000
                                                                   ------------
             TOTAL SHORT-TERM INVESTMENTS
             (Identified cost $47,649,602).......................    47,649,602
                                                                   ------------
TOTAL INVESTMENTS (Identified cost $416,688,398)(6).......  106.1% $553,246,711
LIABILITIES IN EXCESS OF OTHER ASSETS.....................   (6.1)  (32,021,514)
                                                            -----  ------------
NET ASSETS................................................  100.0% $521,225,197
                                                            =====  ============

----------
(1)   Security, or a portion thereof, on loan.

(2) Restricted security - Total market value of the restricted security owned at April 30, 2006 was $0, or 0.0% of net assets. Acquired on October 29, 2004 at a cost of $0.01.

(3)   Illiquid security.

(4)   Non-income producing security.

(5)   Affiliated Issuer.

(6) The aggregate cost for federal income tax purposes is $416,688,398, the aggregate gross unrealized appreciation is $148,189,798, and the aggregate gross unrealized depreciation is $11,631,485, resulting in net unrealized appreciation of $136,558,313.

A summary of obligations under open forward foreign currency exchange contracts outstanding at April 30, 2006 is as follows:

                           Contracts                         Unrealized
          Currency        to Deliver      Delivery Date     Depreciation
       -------------      ----------      -------------     ------------
       British Pound       4,086,549         07/31/06         $195,935

ADR - American Depositary Receipt.

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT APRIL 30, 2006                                            11

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2006 (unaudited)

ASSETS:
   Investments in securities, at value (identified
     cost $416,688,398)..........................................  $553,246,711
   Cash..........................................................    10,034,879
   Foreign currency, at value (identified cost $750,005).........       750,034
   Receivables for:
     Dividends and other receivables.............................     2,346,965
     Capital stock sold..........................................     2,296,721
                                                                   ------------
       Total Assets..............................................   568,675,310
                                                                   ============
LIABILITIES:
   Payable upon return of securities loaned......................    45,649,602
   Payables for:
     Capital stock redeemed......................................       602,165
     Investment advisory fees....................................       264,312
     Custody and accounting fees.................................       218,049
     Forward foreign exchange currency contracts.................       195,935
     Shareholder servicing fees..................................        92,819
     Administrative fees.........................................        60,995
     Professional fees...........................................        20,865
     Board of Directors' fees....................................         1,000
     Accrued expenses and other liabilities......................       344,371
                                                                   ------------
       Total Liabilities.........................................    47,450,113
                                                                   ------------
NET ASSETS.......................................................  $521,225,197
                                                                   ============
Net Assets Consist of:
   Par value.....................................................       $34,541
   Paid-in capital...............................................   386,848,582
   Undistributed net investment income...........................     2,661,542
   Accumulated net realized loss on investments and foreign
     exchange transactions.......................................    (4,526,954)
   Net unrealized appreciation on investments and foreign
     currency translations.......................................   136,207,486
                                                                   ------------
Net Assets.......................................................  $521,225,197
                                                                   ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
   ($477,187,796 / 31,626,897 shares outstanding)................        $15.09
                                                                         ======
CLASS I SHARES
   ($44,037,401 / 2,914,211 shares outstanding)..................        $15.11
                                                                         ======

   The accompanying notes are an integral part of these financial statements.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended April 30, 2006 (unaudited)

NET INVESTMENT INCOME:
   Income:
     Dividends and other income (net of foreign
       withholding taxes of $632,135)............................   $ 6,338,945
     Securities lending income...................................        50,889
     Interest and other income...................................        43,996
                                                                    -----------
       Total Income..............................................     6,433,830
                                                                    -----------
EXPENSES:
   Investment advisory fees......................................     1,462,284
   Shareholder servicing fees....................................       511,913
   Administrative fees...........................................       337,450
   Custody and accounting fees...................................       216,286
   Professional fees.............................................        21,640
   Board of Directors' fees......................................        10,959
   Miscellaneous expenses........................................       133,643
                                                                    -----------
     Total Expenses..............................................     2,694,175
                                                                    -----------
Net Investment Income............................................     3,739,655
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN:
   Net realized gain on investments..............................     6,803,981
   Net realized gain (loss) on foreign exchange transactions.....       (38,967)
                                                                    -----------
     Net realized gain on investments and foreign
       exchange transactions.....................................     6,765,014
                                                                    -----------
   Net change in unrealized appreciation on investments and
     foreign currency translations...............................    78,382,687
                                                                    -----------
       Net Realized and Unrealized Gain..........................    85,147,701
                                                                    -----------
Net Increase in Net Assets Resulting from Operations.............   $88,887,356
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT APRIL 30, 2006                                            13

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                      FOR THE SIX      FOR THE
                                                     MONTHS ENDED    YEAR ENDED
                                                    APRIL 30, 2006   OCTOBER 31,
                                                      (UNAUDITED)       2005
                                                    --------------  ------------
INCREASE IN NET ASSETS:
   Operations:
     Net investment income........................   $  3,739,655  $  5,021,912
     Net realized gain on investments and foreign
     exchange transactions........................      6,765,014     1,699,538
     Net change in unrealized appreciation
       (depreciation) on investments and foreign
       currency translations......................     78,382,687    38,168,190
                                                     ------------  ------------
     Net increase in net assets resulting from
       operations.................................     88,887,356    44,889,640
                                                     ------------  ------------
   Dividends and distributions declared:
     From net investment income:
     Class N......................................     (5,726,229)   (1,836,980)
     Class I......................................       (610,520)     (277,715)
                                                     ------------  ------------
       Total dividends and distributions declared.     (6,336,749)   (2,114,695)
                                                     ------------  ------------
   Capital stock transactions:
     Net proceeds from sales of capital stock.....     80,640,261   151,552,269
     Net asset value of capital stock issued
       to shareholders for reinvestment of
       dividends and distributions................      4,128,239        50,222
     Net cost of capital stock redeemed...........    (36,169,397)  (43,064,646)
                                                     ------------  ------------
       Net increase in net assets resulting from
         capital stock transactions...............     48,599,103   108,537,845
                                                     ------------  ------------
       Total increase in net assets...............    131,149,710   151,312,790

NET ASSETS:
   Beginning of year..............................    390,075,487   238,762,697
                                                     ------------  ------------
   End of period (including undistributed
     net investment income of $2,661,542 and
     $5,258,636, respectively) ...................   $521,225,197  $390,075,487
                                                     ============  ============

   The accompanying notes are an integral part of these financial statements.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period

                                                 For the six
                                                months ended                     For the years ended October 31,
                                               April 30, 2006       -----------------------------------------------------------
                                                 (unaudited)         2005         2004         2003         2002          2001
                                                 -----------        ------       ------       ------      ------         ------
Net asset value, beginning
   of year ....................................     $12.59          $10.96        $9.28        $8.03       $9.34         $13.29
                                                    ------          ------       ------       ------      ------         ------
Income from investment
   operations:
   Net investment income(1) ...................       0.11            0.18         0.14         0.08        0.03           0.13
   Net realized and unrealized
     gain (loss) ..............................       2.59            1.54         1.64         1.19       (1.34)         (3.92)
                                                    ------          ------       ------       ------      ------         ------
     Total income (loss) from
       investment operations ..................       2.70            1.72         1.78         1.27       (1.31)         (3.79)
                                                    ------          ------       ------       ------      ------         ------
Less dividends and distributions:
   From net investment income .................      (0.20)          (0.09)       (0.10)       (0.02)         --          (0.08)
   From net realized gains ....................         --              --           --           --          --          (0.08)
                                                    ------          ------       ------       ------      ------         ------
Net asset value, end of period ................     $15.09          $12.59       $10.96        $9.28       $8.03          $9.34
                                                    ======          ======       ======       ======      ======         ======

Total return ..................................      21.62%          15.77%       19.29%       15.87%     (14.03)%       (28.94)%
Ratios/Supplemental data:
   Net assets, end of period
     (in millions) ............................       $477            $356         $211          $98         $98           $113
   Ratio of expenses to average
     net assets ...............................       1.22%(2)        1.23%        1.30%        1.28%       1.34%(3)       1.15%(3)
   Ratio of net investment income
     to average net assets ....................       1.64%(2)        1.49%        1.34%        0.98%       0.34%          0.18%
   Portfolio turnover rate ....................          9%(2)           5%          81%          74%         36%(4)         21%(4)

----------
(1)   Calculated using average shares outstanding for the year.

(2)   Annualized.

(3) Includes the Fund's share of expenses paid by the International Equity Fund (the "Portfolio") and includes the impact of the Portfolio's expense offset arrangement. Excluding the Fund's share of the expense offset arrangement increases the Fund's ratio to average net assets to 1.35% and 1.24% for the years ended October 31, 2002 and October 31, 2001, respectively.

(4) Portfolio turnover rate is that of the Portfolio in which the Fund invested through October 30, 2002 and 2001.

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT APRIL 30, 2006                                            15

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Class I share outstanding throughout each period

                                                                                                               For the period from
                                              For the six                                                        October 30, 2002
                                             months ended               For the years ended October 31,          (commencement of
                                            April 30, 2006         ----------------------------------------    operations) through
                                              (unaudited)           2005             2004             2003       October 31, 2002
                                            --------------         ------           ------           ------    -------------------
Net asset value, beginning
  of period .................................    $12.62            $10.98            $9.30            $8.03            $7.95
                                                 ------            ------           ------           ------           ------
Income from investment
  operations:
  Net investment income .....................      0.13(1)           0.21(1)          0.14(1)          0.11(1)          0.00(2)
  Net realized and unrealized gain ..........      2.58              1.54             1.66             1.18             0.08
                                                 ------            ------           ------           ------           ------
    Total income from
      investment operations .................      2.71              1.75             1.80             1.29             0.08
                                                 ------            ------           ------           ------           ------
Less dividends and distributions:
  From net investment income ................     (0.22)            (0.11)           (0.12)           (0.02)              --
                                                 ------            ------           ------           ------           ------
Net asset value, end of period ..............    $15.11            $12.62           $10.98            $9.30            $8.03
                                                 ======            ======           ======           ======           ======

Total return ................................     21.74%            16.05%           19.54%           16.18%            1.01%

Ratios/Supplemental data:

  Net assets, end of period
    (in millions) ...........................       $44               $34              $27              $58              $16
  Ratio of expenses to average
    net assets ..............................      0.97%(3)          0.98%            1.05%            1.05%            1.08%(3)
  Ratio of net investment income
    to average net assets ...................      1.87%(3)          1.73%            1.33%            1.34%            1.34%(3)
  Portfolio turnover rate ...................         9%(3)             5%              81%              74%              36%(3),(4)

----------
(1)   Calculated using average shares outstanding for the year.

(2)   Less than $0.01 per share.

(3)   Annualized.

(4) Portfolio turnover rate is that of the Portfolio in which the Fund invested through October 30, 2002.

   The accompanying notes are an integral part of these financial statements.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2006 (UNAUDITED)

1. Organization and Significant Accounting Policies. BBH International Equity Fund (the "Fund") is a separate diversified series of BBH Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on June 6, 1997. On February 20, 2001, the Fund's Board of Directors reclassified the Fund's outstanding shares as "Class N," and established a new class of shares designated as "Class I". Class I commenced operations on October 30, 2002. Class N and Class I shares have different operating expenses. Neither Class N shares nor Class I shares convert to any other class of the Fund.

      On February 13, 2004, the Fund acquired all the assets and assumed all liabilities of the BBH European Equity Fund. Pursuant to the terms of the agreement governing the acquisition, the BBH European Equity Fund shareholders became entitled to receive an equivalent dollar amount of full shares of common stock of the Fund. Based on the net asset values of the BBH European Equity Fund as of February 13, 2004 ($21.81), the conversion ratio was 2.0776 shares of the Fund for each share of BBH European Equity Fund. Based on the opinion of Fund counsel, the reorganization qualified as a tax-free exchange for federal income tax purposes, with no gain or loss recognized by the funds or their shareholders. The BBH European Equity Fund's net assets ($12,573,854) were combined with the Fund for total net assets after the acquisition of $216,529,245.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of the foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors.


FINANCIAL STATEMENT APRIL 30, 2006                                            17

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2006 (UNAUDITED)

      B. Foreign Currency Translations. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Fund may enter into forward currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

      C. Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts ("Contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of Contracts. The Fund could be exposed to risks if the counterparties to the Contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward currency exchange rates supplied by a quotation service. Information regarding forward foreign currency exchange Contracts is included at the end of the Portfolio of Investments.

      D. Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Portfolio of Investments.

      E. Securities Lending. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. Information regarding securities lending is included at the end of the Portfolio of Investments.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2006 (UNAUDITED)

      F. Accounting for Investments and Income. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Distributions received on securities that represent a return of capital or a capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued daily. Investment income is recorded net of foreign taxes withheld where recovery of such tax is uncertain.

      G. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards and the recognition of unrealized gains or losses on open forward foreign currency exchange contracts and passive foreign investment companies at year end. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

      H. Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, are paid annually and are recorded on the ex-dividend date. The tax character of distributions paid during the fiscal years ended October 31, 2005 and 2004, respectively, were as follows:

                                    Distribution paid from:
              ------------------------------------------------------------------
                                Net         Total                      Total
               Ordinary     long term      taxable     Tax return  distributions
                income    capital gain  distributions  of capital      paid
              ----------  ------------  -------------  ----------  -------------
2005 .......  $2,114,695        --       $2,114,695        --       $2,114,695
2004 .......   1,741,990        --        1,741,990        --        1,741,990


FINANCIAL STATEMENT APRIL 30, 2006                                            19

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2006 (UNAUDITED)

      As of October 31, 2005 and 2004, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                                 Components of accumulated earnings/(deficit):
                            ---------------------------------------------------------------------------------------
                                                                                                           Total
                            Undistributed  Undistributed                 Accumulated     Unrealized     accumulated
                               ordinary      long-term    Accumulated    capital and    appreciation/    earnings/
                                income     capital gains    earnings    other losses   (depreciation)    (deficit)
                            -------------  -------------  -----------   -------------  --------------   -----------
2005 .................        $6,092,349         --        $6,092,349   $ (9,865,713)    $55,564,831    $51,791,467
2004 .................         1,869,192         --         1,869,192    (11,213,636)     18,360,965      9,016,521

      The Fund had a net capital loss carryforward of approximately $9,865,713 which will expire on October 31, 2011.

      Total distributions paid differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

      The   differences    between    book-basis   and   tax-basis    unrealized
      appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and PFICs marked to market.

      To  the  extent   future   capital   gains  are  offset  by  capital  loss
      carryforwards, such gains will not be distributed.

2.    Transactions with Affiliates.

      Investment Advisory Fees. The Corporation has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.65% of the Fund's average daily net assets. BBH has a sub-advisory agreement with Walter Scott & Partners Limited ("Walter Scott"), and Mondrian Investment Partners Limited ("Mondrian"), for which Walter Scott and Mondrian receive compensation paid by BBH. For the six months ended April 30, 2006, the Fund incurred $1,462,284 for advisory services.

      Administrative Fees. The Corporation has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC"). BBHTC receives a fee from the Fund for administrative services calculated daily and paid monthly at an annual rate of 0.15% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Federated Service Company ("FSC") for which FSC receives compensation paid by BBHTC. For the six months ended April 30, 2006, the Fund incurred $337,450 for administrative services.

      Shareholder Servicing Fees. The Corporation has a shareholder servicing agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.25% of Class N shares' average daily net assets. For the six months ended April 30, 2006, the Fund incurred $511,913 for shareholder servicing services.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2006 (UNAUDITED)

      Custody and Accounting Fees. BBH acts as a custodian and shall receive a custody and accounting fee from the Fund calculated daily and paid monthly. BBH holds all cash and investments and calculates the daily net asset value. The custody fee is a transaction based fee with an annual minimum of $30,000, and the accounting fee is calculated at 0.05% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. For the six months ended April 30, 2006, the Fund incurred $216,286 for custody and accounting services. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement the Fund will pay the Federal Funds overnight investment rate on the day of overdraft. The total interest paid by the Fund for the six months ended April 30, 2006 was $148.

      Securities Lending Fees. The Corporation has a security lending agreement with BBH for which BBH receives a fee from the Fund for each security loaned. For the six months ended April 30, 2006, the Fund paid $37,070 to BBH for security lending services.

      Board of Directors' Fees. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2006, the Fund incurred $10,959 for these fees.

3. Investment Transactions. For the six months ended April 30, 2006, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $312,057,275 and $18,929,220, respectively. There were no purchases or sales of U.S. government obligations during the period.

4. Securities on Loan. As of April 30, 2006, the Fund had securities on loan with an aggregate market value of $43,416,463. The Fund received $45,649,602 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund's security lending procedures.

5. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 277,777,778 shares have been classified as Class N shares of the Fund and 277,777,778 shares have been classified as Class I shares of the Fund. Transactions in shares of capital stock were as follows:


FINANCIAL STATEMENT APRIL 30, 2006                                            21

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2006 (UNAUDITED)

                                                                      SHARES                                   AMOUNT
                                                          For the six                             For the six
                                                         months ended            For the         months ended          For the
                                                        April 30, 2006         year ended       April 30, 2006        year ended
                                                          (unaudited)       October 31, 2005      (unaudited)      October 31, 2005
                                                        --------------      ----------------    --------------     ----------------
Class N
Capital stock sold .............................           5,291,543           12,373,305        $ 72,230,248        $146,873,269
Capital stock issued in
  connection with reinvestment
  of dividends .................................             310,161                4.375           4,128,239              50,222
Capital stock redeemed .........................          (2,228,097)          (3,401,212)        (30,169,384)        (40,814,646)
                                                          ----------           ----------        ------------        ------------
Net increase ...................................           3,373,607            8,976,468        $ 46,189,103        $106,108,845
                                                          ==========           ==========        ============        ============

Class I
Capital stock sold .............................             611,641              402,082        $  8,410,013        $  4,679,000
Capital stock issued in
  connection with reinvestment
  of dividends .................................                  --                   --                  --                  --
Capital stock redeemed .........................            (427,839)            (173,611)         (6,000,013)         (2,250,000)
                                                          ----------           ----------        ------------        ------------
Net increase ...................................             183,802              228,471        $  2,410,000        $  2,429,000
                                                          ==========           ==========        ============        ============

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
April 30, 2006 (unaudited)

EXAMPLE

As a shareholder of BBH International Equity Fund (the "Fund"), you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


FINANCIAL STATEMENT APRIL 30, 2006                                            23

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2006 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Expenses Paid
                            Beginning          Ending           During Period
                          Account Value     Account Value     November 1, 2005
                        November 1, 2005   April 30, 2006   to April 30, 2006(1)
                        ----------------   --------------   --------------------

Class N
Actual................       $1,000           $1,216.20             $6.70
Hypothetical(2).......       $1,000           $1,018.74             $6.11

                                                                Expenses Paid
                            Beginning          Ending           During Period
                          Account Value     Account Value     November 1, 2005
                        November 1, 2005   April 30, 2006   to April 30, 2006(1)
                        ----------------   --------------   --------------------

Class I
Actual................       $1,000           $1,217.40             $5.33
Hypothetical(2).......       $1,000           $1,019.98             $4.86

----------
(1) Expenses are equal to the Fund's annualized expense ratio of 1.22% and 0.97% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
April 30, 2006 (unaudited)

Approval of Continuation of Investment Advisory Agreement

At a meeting held on December 12, 2005, the Board of Directors (the "Board") of BBH Fund, Inc. (the "Corporation") unanimously approved the renewal of the Investment Advisory Agreement (the "IA Agreement") between the Corporation and Brown Brothers Harriman & Co. ("BBH") for an additional one-year term. The following is a summary of the factors the Board took into consideration in making its determination to approve the renewal of the IA Agreement.

Nature, Extent and Quality of Services Provided by BBH

The Board noted that, under the IA Agreement in respect of each Fund, BBH, subject to the supervision of the Board, is responsible for providing a continuous investment program and, for each Fund other than the International Equity Fund, makes purchases and sales of portfolio securities consistent with the Fund's investment objective and policies. For the International Equity Fund, BBH has entered into Subadvisory Agreements with Walter Scott and Mondrian (the "Subadvisers") pursuant to which the Subadvisers provide such investment management services; that BBH continues to have responsibility for investment management services provided under the Subadvisory Agreements; and that, in the event a Subadviser ceases to provide services to the International Fund, the services will be provided by BBH or, subject to necessary approvals, by the other Subadviser or another firm selected by the Board and approved by shareholders.

The Board considered the scope and quality of services provided by BBH under the IA Agreement and noted that the scope of services provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example, BBH is responsible for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Board considered the quality of the investment research capabilities of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to each of the Funds under the IA Agreement.

Costs of Services Provided and Profitability to BBH

At the request of the Board, BBH provided information concerning the profitability of BBH's investment company advisory and other fees and its statement of condition for the recent period and as of December 31, 2004, respectively. The Board also reviewed BBH's profitability data for each Fund, which also included the effect of revenue generated by the shareholder servicing, administration, custody and other fees paid by a Fund. The Board noted that most beneficial owners of the Funds' shares are holding these shares in the context of an overall investment management program for which BBH is the adviser and for which BBH charges an investment management fee. Since BBH excludes the assets in the Funds when calculating its advisory fees for its clients, the Board agreed that it is appropriate in an analysis of Fund profitability to reduce the advisory fees for the Funds by the advisory fees that otherwise would have been earned by BBH on the assets involved.


FINANCIAL STATEMENT APRIL 30, 2006                                            25

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2006 (unaudited)

The Board discussed the difficulty of making comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. In considering profitability information, the Board considered the effect of fall-out benefits on BBH's expenses, as well as the "revenue sharing" arrangements BBH has entered into with certain entities that distribute shares of the Funds. The Board focused on profitability of BBH's relationships with the Funds before taxes and distribution expenses. The Board concluded that it was satisfied that BBH's level of profitability from its relationship with each Fund was not excessive.

The Board also considered the advisory fees of each Fund in comparison to the fees of comparable funds. The Board recognized that the expense ratios for the Funds potentially reflected on BBH's provision of services, as BBH is directly the provider of substantial services and coordinates services provided to the Fund by others. The Board took note of situations in which BBH waived its management fee or reimbursed a Fund's expenses.

Fall-Out Benefits

The Board considered that BBH did not allocate the Funds' portfolio transactions for third party research, although it did benefit from proprietary research received from brokers that execute the Funds' purchases and sales of securities. The Board recognized that the aggregate amount of commissions generated by Fund transactions was unlikely to result in the Funds receiving from full service broker dealers substantial discounts on commission rates. The Board received and reviewed information concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also considered that BBH receives shareholder servicing fees from certain funds, and is the Funds' administrator, custodian and securities lending agent. The Board noted that BBH retained no portion of the 12b-1 fees paid by the Fund that operated with a plan.

The Board recognized that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above. The Board recognized that most Fund shareholders were also BBH clients, and that substantial assets are invested in the Funds as a result of an overall investment management program for the shareholder. The Board noted that the Funds also derive reputational and other benefits from their association with BBH and their use of the BBH name, which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues associated with its clients should be fairly regarded as "fallout" benefit from the Funds.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2006 (unaudited)

Economies of Scale

The Board noted that the Funds' advisory fee schedules do not contain breakpoints. As a result, if assets increase, the fee rates would not be reduced on the incremental assets. There may be other economies of scale because many expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced the advisory services in recognition of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of advisory service and total expenses for each Fund were fair and reasonable. Consequently, the advisory fees are in the range of institutional separate account fees, which is to say substantially below, even taking into account the BBH administration fees, typical mutual fund fees. In addition, the Board noted that BBH had supported and continued to support certain Funds through fee waivers and expense reimbursements. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund's current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints.

Investment Results

The Board considered the investment results of each of the Funds as compared to investment companies with its peers and with one or more selected securities indices. In addition to the information received by the Board for the meeting, the Board received detailed performance information for each Fund at each regular Board meeting during the year. At the meeting, the Board reviewed information showing performance of each Fund compared to the peers generally over the 1-, 3-, 5- and since inception periods ended October 31, 2005 and compared to one or more securities indices over comparable periods.

Advisory Fee Rate

The Board considered the advisory fee rate paid by each Fund to BBH. The Board recognized that it is difficult to make comparisons of these fees, and combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

BBH also manages accounts for institutional clients with investment objectives similar to those of certain Funds. The fee rates payable by the BBH's institutional clients are generally comparable although occasionally lower, than the rates paid by the Funds. BBH reviewed with the Board the significant differences in the scope of services that BBH provides to institutional clients and to the Funds through both the IA and Administration Agreements (the "Admin. Agreements"). For example, BBH provides, among other things, officers (including the Funds' Chief Compliance Officer and officers to provide required certifications) and administrative services, such as shareholder communications, and tax compliance, with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers. These services normally are not provided to non investment company clients, and


FINANCIAL STATEMENT APRIL 30, 2006                                            27

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2006 (unaudited)

fees charged to the Funds reflect the costs and risks of the additional obligations. The Board also noted that since the Funds are constantly issuing and redeeming their shares, they are more difficult to manage than an institutional account, where the assets are relatively stable. Accordingly, the Board did not place significant weight on these fee comparisons.

The following factors specific to BBH International Equity Fund also were noted and considered by the Board in deciding to approve the continuation of the IA
Agreements:

The Board reviewed the performance of the International Equity Fund's Class N shares and Class I shares versus the MSCI Europe, Australia and Far East Index (the "Index"). The Board considered the performance of the International Equity Fund and each sub-advisor since adopting a multi-manager approach and employing two sub-advisors in January 2004. The Board recognized that divergence from the Index, particularly during periods of significant market movements, was to be expected because each of the managers has a clearly defined fundamental investment style with only modest concern for tracking error to the Index. The Board reviewed the overall investments of the International Equity Fund and concluded that the portfolio was broadly diversified in terms of country exposure, sector exposure and specific company risk. The Board noted that the performance of both share classes after all expenses was better than the Index since January 31, 2004, but concurred that the multi-manager approach and the two sub-advisors will need to be judged over a three to five year time frame. The Board also noted the expense ratio for both share classes was in line with many funds of similar size and investment mandate. Taking into account these comparisons and the other factors considered, the Board concluded that the International Equity Fund's recent investment results and its total expense ratio had been satisfactory.

                      [This page intentionally left blank]

                      [This page intentionally left blank]

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:

By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC

(call 1-800-SEC-0330 for information on the operation of the Public Reference
Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings Information."

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                  BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN
                                  BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

--------------------------------------------------------------------------------
                               Semi-Annual Report
                                 APRIL 30, 2006
--------------------------------------------------------------------------------

                         BBH TAX-EFFICIENT EQUITY FUND

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
April 30, 2006 (unaudited)

SECTOR DIVERSIFICATION

                                                                      Percent of
                                                      U.S. $ Value    Net Assets
                                                      ------------    ----------
Consumer Discretionary.............................    $ 8,534,457       10.9%
Consumer Staples...................................     16,053,871       20.6
Energy.............................................      8,980,456       11.5
Financials.........................................      9,980,509       12.8
Health Care........................................      6,553,844        8.4
Industrials........................................      7,957,576       10.2
Information Technology.............................      9,378,772       12.0
Materials..........................................      1,804,580        2.3
Short-Term Investment..............................      7,776,873       10.0
Cash and Other Assets in Excess of Liabilities.....      1,025,011        1.3
                                                       -----------      -----
NET ASSETS.........................................    $78,045,949      100.0%
                                                       ===========      =====

All data as of April 30, 2006. The Fund's sector breakdown is expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
April 30, 2006 (unaudited)

  Shares                                                                Value
----------                                                           -----------
             COMMON STOCKS (88.7%)
             CONSUMER DISCRETIONARY (10.9%)
    43,800   Bed, Bath & Beyond, Inc.(1)..........................   $ 1,679,730
    11,575   CBS Corp. (Class B)..................................       294,815
    31,375   Family Dollar Stores, Inc............................       784,375
   183,700   ServiceMaster Co.....................................     2,211,748
    89,475   Viacom, Inc. (Class B)(1)............................     3,563,789
                                                                     -----------
             Total Consumer Discretionary.........................     8,534,457
                                                                     -----------
             CONSUMER STAPLES (20.6%)
    78,675   Cadbury Schweppes, Plc. ADR..........................     3,143,853
    29,325   Coca-Cola Co.........................................     1,230,477
    44,790   Costco Wholesale Corp................................     2,437,920
    18,175   Molson Coors Brewing Co. (Class B)...................     1,342,405
    43,450   Nestle SA ADR........................................     3,303,512
    26,775   PepsiCo, Inc.........................................     1,559,376
    67,429   Wal-Mart Stores, Inc.................................     3,036,328
                                                                     -----------
             Total Consumer Staples...............................    16,053,871
                                                                     -----------
             ENERGY (11.5%)
     3,038   Hugoton Royalty Trust................................        84,004
    33,325   Occidental Petroleum Corp............................     3,423,810
    38,650   Suncor Energy, Inc...................................     3,313,851
    50,975   XTO Energy, Inc......................................     2,158,791
                                                                     -----------
             Total Energy.........................................     8,980,456
                                                                     -----------
             FINANCIALS (12.8%)
    16,475   Ambac Financial Group, Inc...........................     1,356,881
    35,050   Aon Corp.............................................     1,468,945
        56   Berkshire Hathaway, Inc. (Class A)(1)................     4,984,000
    35,550   Freddie Mac..........................................     2,170,683
                                                                     -----------
             Total Financials.....................................     9,980,509
                                                                     -----------
             HEALTH CARE (8.4%)
    37,575   Amgen, Inc.(1).......................................     2,543,828
    22,025   MedImmune, Inc.(1)...................................       693,127
    57,675   Novartis AG ADR......................................     3,316,889
                                                                     -----------
             Total Health Care....................................     6,553,844
                                                                     -----------

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT APRIL 30, 2006                                             3

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2006 (unaudited)

  Shares                                                                Value
----------                                                           -----------
             COMMON STOCKS (continued)
             INDUSTRIALS (10.2%)
   115,100   Allied Waste Industries, Inc.(1).....................   $ 1,629,816
    82,250   ARAMARK Corp. (Class B)..............................     2,312,048
   107,200   Waste Management, Inc................................     4,015,712
                                                                     -----------
             Total Industrials....................................     7,957,576
                                                                     -----------
             INFORMATION TECHNOLOGY (12.0%)
   104,640   Dell, Inc.(1)........................................     2,741,568
    21,400   First Data Corp......................................     1,020,566
    55,425   Fiserv, Inc.(1)......................................     2,498,559
   129,113   Microsoft Corp.......................................     3,118,079
                                                                     -----------
             Total Information Technology.........................     9,378,772
                                                                     -----------
             MATERIALS (2.3%)
    32,150   Praxair, Inc.........................................     1,804,580
                                                                     -----------
             Total Materials......................................     1,804,580
                                                                     -----------
             TOTAL COMMON STOCKS (cost $62,127,556)...............    69,244,065
                                                                     -----------

 Principal
  Amount
----------
             SHORT-TERM INVESTMENT (10.0%)
$7,800,000   U.S. Treasury Bill 4.56%, 05/25/06...................     7,776,873
                                                                     -----------
             TOTAL SHORT-TERM INVESTMENT (cost $7,776,288)........     7,776,873
                                                                     -----------
TOTAL INVESTMENTS (Identified cost $69,903,844)(2)..........  98.7%  $77,020,938
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES..............   1.3     1,025,011
                                                             -----   -----------
NET ASSETS.................................................. 100.0%  $78,045,949
                                                             =====   ===========

----------
(1)   Non-income producing security.

(2) The aggregate cost for federal income tax purposes is $69,903,844, the aggregate gross unrealized appreciation is $9,003,336, and the aggregate gross unrealized depreciation is $1,886,242, resulting in net unrealized appreciation of $7,117,094.

      ADR - American Depositary Receipt.

   The accompanying notes are an integral part of these financial statements.

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2006 (unaudited)

ASSETS:
   Investments in securities, at value (identified
     cost $69,903,844)...........................................  $ 77,020,938
   Cash..........................................................       804,508
   Receivables for:
     Capital stock sold..........................................       506,466
     Dividends...................................................       113,122
                                                                   ------------
       Total Assets..............................................    78,445,034
                                                                   ------------
LIABILITIES:
   Payables for:
     Investments purchased.......................................       205,126
     Capital stock redeemed......................................        85,203
     Investment advisory fees....................................        41,749
     Custody and accounting fees.................................        18,295
     Shareholder servicing fees..................................        16,057
     Professional fees...........................................        11,917
     Administrative fees.........................................         9,635
     Board of Directors' fees....................................         1,000
     Accrued expenses and other liabilities......................        10,103
                                                                   ------------
       Total Liabilities.........................................       399,085
                                                                   ------------
NET ASSETS.......................................................  $ 78,045,949
                                                                   ============
   Net Assets Consist of:
     Par value...................................................  $      7,008
     Paid-in capital.............................................    78,839,622
     Undistributed net investment income.........................        40,789
     Accumulated net realized loss on investments................    (7,958,564)
     Net unrealized appreciation on investments..................     7,117,094
                                                                   ------------
   Net Assets....................................................  $ 78,045,949
                                                                   ============
NET ASSET VALUE AND OFFERING PRICE PER CLASS N SHARE
   ($78,045,949 / 7,008,032 shares outstanding)..................        $11.14
                                                                         ======

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT APRIL 30, 2006                                             5

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended April 30, 2006 (unaudited)

NET INVESTMENT INCOME:
   Income:
     Dividends and other income (net of withholding
       tax $24,255)..............................................    $  483,236
                                                                     ----------
   Expenses:
     Investment advisory fees....................................       228,099
     Custody and accounting fees.................................       142,443
     Shareholder servicing fees..................................        87,731
     Administrative fees.........................................        52,638
     Professional fees...........................................        13,687
     Board of Directors' fees....................................         2,625
     Miscellaneous expenses......................................        28,610
                                                                     ----------
       Total Expenses............................................       555,833
       Expense offset arrangement................................      (129,382)
                                                                     ----------
       Net Expenses..............................................       426,451
                                                                     ----------
Net Investment Income............................................        56,785
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN:
   Net realized gain on investments..............................     2,517,960
   Net change in unrealized appreciation on investments..........     3,407,027
                                                                     ----------
       Net Realized and Unrealized Gain..........................     5,924,987
                                                                     ----------
   Net Increase in Net Assets Resulting from Operations..........    $5,981,772
                                                                     ==========

   The accompanying notes are an integral part of these financial statements.

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                        For the six
                                                                       months ended        For the
                                                                      April 30, 2006      year ended
                                                                        (unaudited)    October 31, 2005
                                                                      --------------   ----------------
INCREASE IN NET ASSETS:
   Operations:
     Net investment income ........................................     $     56,785     $    256,123
     Net realized gain on investments .............................        2,517,960        3,198,557
     Net change in unrealized appreciation
       on investments .............................................        3,407,027        1,724,976
                                                                        ------------     ------------
     Net increase in net assets resulting from
       operations .................................................        5,981,772        5,179,656
                                                                        ------------     ------------
   Dividends and distributions to Class N shareholders
     declared from net investment income: .........................          (48,978)        (283,472)
                                                                        ------------     ------------
   Capital stock transactions:
     Net proceeds from sales of capital stock .....................       17,468,871       17,951,544
     Net asset value of capital stock issued to
       shareholders for reinvestment of distributions .............           41,362           26,773
     Net cost of capital stock redeemed ...........................       (7,378,638)      (8,787,910)
                                                                        ------------     ------------
       Net increase in net assets resulting from capital
         stock transactions .......................................       10,131,595        9,190,407
                                                                        ------------     ------------
       Total increase in net assets ...............................       16,064,389       14,086,591

NET ASSETS:
   Beginning of year ..............................................       61,981,560       47,894,969
                                                                        ------------     ------------
   End of period (including undistributed net investment
     income of $40,789 and $32,982, respectively) .................     $ 78,045,949     $ 61,981,560
                                                                        ============     ============

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT APRIL 30, 2006                                             7

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period

                                                For the six
                                               months ended                         For the years ended October 31,
                                              April 30, 2006        --------------------------------------------------------------
                                                (unaudited)          2005          2004          2003          2002          2001
                                              --------------        ------        ------        ------        ------        ------
Net asset value, beginning
   of year ..................................      $10.20            $9.30         $8.94         $7.79         $9.46        $13.52
Income from investment operations:
   Net investment income (loss) .............        0.01             0.05          0.02          0.04          0.01         (0.02)
   Net realized and unrealized
     gain (loss) ............................        0.94             0.91          0.38          1.12         (1.68)        (3.97)
                                                   ------           ------        ------        ------        ------        ------
     Total income (loss) from
       investment operations ................        0.95             0.96          0.40          1.16         (1.67)        (3.99)
                                                   ------           ------        ------        ------        ------        ------
Less dividends and distributions:
   From net investment income ...............       (0.01)           (0.06)        (0.04)        (0.01)           --            --
   From net realized gains ..................          --               --            --            --            --         (0.07)
                                                   ------           ------        ------        ------        ------        ------
     Total dividends and
       distributions ........................       (0.01)           (0.06)        (0.04)        (0.01)           --         (0.07)
                                                   ------           ------        ------        ------        ------        ------
Net asset value, end of period ..............      $11.14           $10.20         $9.30         $8.94         $7.79         $9.46
                                                   ======           ======        ======        ======        ======        ======
Total return ................................        9.30%           10.31%         4.46%        14.34%       (17.65)%      (29.65)%
Ratios/Supplemental data:
   Net assets, end of period
     (in millions) ..........................         $78              $62           $48           $47           $83           $41
   Expenses as a percentage of
     average net assets(1) ..................        1.22%(2)         1.22%         1.20%         1.20%         1.20%         1.20%
   Ratio of net investment income
     (loss) to average net assets ...........        0.16%(2)         0.47%         0.23%         0.42%         0.17%        (0.21)%
   Portfolio turnover rate ..................          79%(2)           59%           57%           44%           33%           53%

----------
(1)   Had the expense reimbursement agreement,  which terminated on December 31, 2004, not been in place, the ratio of expenses to average net assets would have been as follows:

                                                      N/A             1.24%         1.32%         1.36%         1.43%         1.46%
(2) Annualized.

   The accompanying notes are an integral part of these financial statements.

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
April 30, 2006 (unaudited)

1. Organization and Significant Accounting Policies. BBH Tax-Efficient Equity Fund (the "Fund") is a separate, diversified series of BBH Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on November 2, 1998. On February 20, 2001, the Fund's Board of Directors reclassified the Fund's outstanding shares as "Class N", and established a new class of shares designated as "Class I". As of April 30, 2006, there were no Class I shares outstanding.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors; (4) short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Board of Directors.

      B. Securities Lending. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. There were no securities on loan as of April 30, 2006.

      C. Accounting for Investments and Income. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Distributions received on securities that represent a return of capital or a capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued daily. Investment income is recorded net of foreign taxes withheld where recovery of such tax is uncertain.


FINANCIAL STATEMENT APRIL 30, 2006                                             9

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2006 (unaudited)

      D. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

      E. Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, are paid annually and are recorded on the ex-dividend date. The tax character of distributions paid during the fiscal years ended October 31, 2005 and 2004, respectively, were as follows:

                                  Distribution paid from:
             -------------------------------------------------------------------
                             Net           Total                       Total
             Ordinary     long term       taxable     Tax return   distributions
              Income    capital gain   distributions  of capital       paid
             --------   ------------   -------------  ----------   -------------
2005.......  $283,472        --          $283,472         --         $283,472
2004.......   196,354        --           196,354         --          196,354

      As of October 31, 2005 and 2004, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                        Components of accumulated earnings/(deficit):
                     --------------------------------------------------------------------------------------
                                                                                                  Total
                     Undistributed  Undistributed                Accumulated   Unrealized      accumulated
                       ordinary       long-term    Accumulated   capital and  appreciation/     earnings/
                        income      capital gains   earnings    other losses  (depreciation)    (deficit)
                     -------------  -------------  -----------  ------------  --------------  -------------
2005................    $32,982          --          $32,982    $(10,442,611)   $3,676,154    $ (6,733,475)
2004................     77,462          --           77,462     (13,677,171)    1,969,980     (11,629,729)

      The Fund had net capital loss carryforwards of approximately $10,442,611 which expires as follows:

                           Capital loss      Expiration
                           carryforward         date
                           ------------      ----------
                            $2,054,597       10/31/2009
                             4,027,806       10/31/2010
                             4,270,319       10/31/2011
                                89,889       10/31/2012

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2006 (unaudited)

      Total distributions paid differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

      The   differences    between    book-basis   and   tax-basis    unrealized
      appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

      To  the  extent   future   capital   gains  are  offset  by  capital  loss
      carryforwards, such gains will not be distributed.

2.    Transactions with Affiliates.

      Investment Advisory Fees. The Corporation has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.65% of the Fund's average daily net assets. For the six months ended April 30, 2006, the Fund incurred $228,099 for investment advisory services.

      Administrative Fees. The Corporation has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.15% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the six months ended April 30, 2006, the Fund incurred $52,638 for administrative services.

      Custody and Accounting Fees. BBH acts as a custodian and shall receive a custody and accounting fee from the Fund calculated and paid monthly. BBH holds all cash and investments and calculates the daily net asset value. The custody fee is a transaction based fee with an annual minimum of $30,000, and the accounting fee is calculated at 0.05% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. Custody and accounting fees were reduced by $129,382 as a result of an expense offset arrangement with the Fund's custodian. For the six months ended April 30, 2006, the Fund incurred $142,443 for custody and accounting services. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement the Fund will pay the Federal Funds overnight investment rate on the day of overdraft. The total interest paid by the Fund for the six months ended April 30, 2006 was $0.

      Shareholder Servicing Fees. The Corporation has a shareholder servicing agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.25% of Class N shares' average daily net assets. For the six months ended April 30, 2006, the Fund incurred $87,731 for shareholder servicing services.

      Securities Lending Fees. The Corporation has a security lending agreement with BBH for which BBH receives a fee from the Fund for each security loaned. For the six months ended April 30, 2006, the Fund incurred no security lending fees.


FINANCIAL STATEMENT APRIL 30, 2006                                            11

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2006 (unaudited)

      Board of Directors' Fees. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2006, the Fund incurred $2,625 for these fees.

3. Investment Transactions. For the six months ended April 30, 2006, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $36,778,715 and $25,121,436, respectively.

4. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 277,777,778 shares have been classified as Class N shares of the Fund and 277,777,778 shares have been classified as Class I shares of the Fund. There have been no transactions in Class I shares of capital stock as of April 30, 2006. Transactions in Class N shares of capital stock were as follows:

                                                            SHARES
                                               ---------------------------------
                                                 For the six
                                                months ended         For the
                                               April 30, 2006      year ended
                                                 (unaudited)    October 31, 2005
                                               --------------   ----------------
Capital stock sold.............................   1,606,027         1,818,754
Capital stock issued in connection
   with reinvestment of distributions..........       3,844             2,755
Capital stock redeemed.........................    (679,387)         (894,662)
                                                  ---------         ---------
Net increase...................................     930,484           926,847
                                                  =========         =========

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
April 30, 2006 (unaudited)

EXAMPLE


As a shareholder of BBH Tax-Efficient Equity Fund (the "Fund"), you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


FINANCIAL STATEMENT APRIL 30, 2006                                            13

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2006 (unaudited)

                                                                Expenses Paid
                              Beginning         Ending          During Period
                            Account Value    Account Value    November 1, 2005
                          November 1, 2005  April 30, 2006  to April 30, 2006(1)
                          ----------------  --------------  --------------------
Class N
Actual...................      $1,000          $1,093.00            $6.33
Hypothetical(2)..........      $1,000          $1,018.74            $6.11

----------
(1) Expenses are equal to the Fund's annualized expense ratio of 1.22% for Class N shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation, the applicable annualized expense ratio is substracted from the assumed return before expenses.

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
April 30, 2006 (unaudited)

Approval of Continuation of Investment Advisory Agreement

At a meeting held on December 12, 2005, the Board of Directors (the "Board") of BBH Fund, Inc. (the "Corporation") unanimously approved the renewal of the Investment Advisory Agreement (the "IA Agreement") between the Corporation and Brown Brothers Harriman & Co. ("BBH") for an additional one-year term. The following is a summary of the factors the Board took into consideration in making its determination to approve the renewal of the IA Agreement.

Nature, Extent and Quality of Services Provided by BBH

The Board noted that, under the IA Agreement in respect of each Fund, BBH, subject to the supervision of the Board, is responsible for providing a continuous investment program and, for each Fund other than the International Fund, makes purchases and sales of portfolio securities consistent with the Fund's investment objective and policies.

The Board considered the scope and quality of services provided by BBH under the IA Agreement and noted that the scope of services provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example, BBH is responsible for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Board considered the quality of the investment research capabilities of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to each of the Funds under the IA Agreement.

Costs of Services Provided and Profitability to BBH

At the request of the Board, BBH provided information concerning the profitability of BBH's investment company, advisory fees and other fees and its statement of condition for the recent period and as of December 31, 2004, respectively. The Board also reviewed BBH's profitability data for each Fund, which also included the effect of revenue generated by the shareholder servicing, administration, custody and other fees paid by a Fund. The Board noted that most beneficial owners of the Funds' shares are holding these shares in the context of an overall investment management program for which BBH is the adviser and for which BBH charges an investment management fee. Since BBH excludes the assets in the Funds when calculating its advisory fees for its clients, the Board agreed that it is appropriate in an analysis of Fund profitability to reduce the advisory fees for the Funds by the advisory fees that otherwise would have been earned by BBH on the assets involved.

The Board discussed the difficulty of making comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numer-


FINANCIAL STATEMENT APRIL 30, 2006                                            15

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2006 (unaudited)

ous assumptions regarding allocations and the adviser's capital structure and cost of capital. In considering profitability information, the Board considered the effect of fall-out benefits on BBH's expenses, as well as the "revenue sharing" arrangements BBH has entered into with certain entities that distribute shares of the Funds. The Board focused on profitability of BBH's relationships with the Funds before taxes and distribution expenses. The Board concluded that it was satisfied that BBH's level of profitability from its relationship with each Fund was not excessive.

The Board also considered the advisory fees of each Fund in comparison to the fees of comparable funds. The Board recognized that the expense ratios for the Funds potentially reflected on BBH's provision of services, as BBH is directly the provider of substantial services and coordinates services provided to the Fund by others. The Board took note of situations in which BBH waived its management fee or reimbursed a Fund's expenses.

Fall-Out Benefits

The Board considered that BBH did not allocate the Funds' portfolio transactions for third party research, although it did benefit from proprietary research received from brokers that execute the Funds' purchases and sales of securities. The Board recognized that the aggregate amount of commissions generated by Fund transactions was unlikely to result in the Funds receiving from full service broker dealers substantial discounts on commission rates. The Board received and reviewed information concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also considered that BBH receives shareholder servicing fees from certain funds, and is the Funds' administrator, custodian and securities lending agent. The Board noted that BBH retained no portion of the 12b-1 fees paid by the Fund that operated with a plan.


The Board recognized that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above. The Board recognized that most Fund shareholders were also BBH clients, and that substantial assets are invested in the Funds as a result of an overall investment management program for the shareholder. The Board noted that the Funds also derive reputational and other benefits from their association with BBH and their use of the BBH name, which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues associated with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board noted that the Funds' advisory fee schedules do not contain breakpoints. As a result, if assets increase, the fee rates would not be reduced on the incremental assets. There may be other economies of scale because many expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced the advisory services in recognition of the fact that it

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2006 (unaudited)

was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of advisory service and total expenses for each Fund were fair and reasonable. Consequently, the advisory fees are in the range of institutional separate account fees, which is to say substantially below, even taking into account the BBH administration fees, typical mutual fund fees. In addition, the Board noted that BBH had supported and continued to support certain Funds through fee waivers and expense reimbursements. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund's current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints.

Investment Results

The Board considered the investment results of each of the Funds as compared to investment companies with its peers and with one or more selected securities indices. In addition to the information received by the Board for the meeting, the Board received detailed performance information for each Fund at each regular Board meeting during the year. At the meeting, the Board reviewed information showing performance of each Fund compared to the peers generally over the 1-, 3-, 5- and since inception periods ended October 31, 2005 and compared to one or more securities indices over comparable periods.

Advisory Fee Rate

The Board considered the advisory fee rate paid by each Fund to BBH. The Board recognized that it is difficult to make comparisons of these fees, and combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

BBH also manages accounts for institutional clients with investment objectives similar to those of certain Funds. The fee rates payable by the BBH's institutional clients are generally comparable although occasionally lower, than the rates paid by the Funds. BBH reviewed with the Board the significant differences in the scope of services that BBH provides to institutional clients and to the Funds through both the IA and Administration Agreements (the "Admin. Agreements"). For example, BBH provides, among other things, officers (including the Funds' Chief Compliance Officer and officers to provide required certifications) and administrative services, such as shareholder communications, and tax compliance, with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers. These services normally are not provided to non investment company clients, and fees charged to the Funds reflect the costs and risks of the additional obligations. The Board also noted that since the Funds are constantly issuing and redeeming their shares, they are more difficult to manage than an institutional account, where the assets are relatively stable. Accordingly, the Board did not place significant weight on these fee comparisons.


FINANCIAL STATEMENT APRIL 30, 2006                                            17

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2006 (unaudited)

The following factors specific to BBH Tax-Efficient Equity Fund also were noted and considered by the Board in deciding to approve the continuation of the IA
Agreements:

The Board reviewed the comparative performance of the Tax-Efficient Equity Fund versus the Russell 1000 Index. The Board viewed favorably management's decision to implement a new portfolio construction methodology in the second quarter of 2004, a methodology which puts greater emphasis on fundamental valuation considerations and less emphasis on tracking error to a broad market index such as the Russell 1000 Index. The Board recognized that divergence from the benchmark, particularly during periods of significant market movements, was to be expected because of the manager's clearly defined fundamental investment style with only modest concern for tracking error to the Russell 1000 Index. The Board spent considerable time in reviewing the Tax-Efficient Equity Fund's investments and confirming that those investments were consistent with the new investment methodology. The Board noted that the Tax-Efficient Equity Fund's performance after all expenses was within 50 basis points of the Russell 1000's total return since June 30, 2004, but concurred that the new portfolio construction methodology and its implementation will need to be judged over a three to five year time frame. The Board also noted the Tax-Efficient Equity Fund's expense ratio was in line with many funds of similar size and investment mandate. Taking into account all of the factors considered, the Board concluded that the Tax-Efficient Equity Fund's recent investment results and its total expense ratio were acceptable and that they retained confidence in the manager to achieve the Tax-Efficient Equity Fund's investment objective.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:

By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference
Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings Information."

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                  BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN
                                  BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

--------------------------------------------------------------------------------
                               Semi-Annual Report
                                 APRIL 30, 2006
--------------------------------------------------------------------------------

                       BBH BROAD MARKET FIXED INCOME FUND

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
April 30, 2006 (unaudited)

BREAKDOWN BY SECURITY TYPE

                                                                      Percent of
                                                      U.S. $ Value    Net Assets
                                                      ------------    ----------
Asset Backed Securities............................   $ 45,140,365       17.8%
Collateralized Mortgage Backed Securities..........      8,476,795        3.3
Corporate Bonds....................................     63,427,156       25.0
Foreign Government Bonds...........................      6,747,345        2.7
U.S. Government Agency Obligations.................     45,840,512       18.1
U.S. Treasury Notes and Bonds......................    111,999,768       44.1
Short-Term Investment..............................      1,115,261        0.4
Liabilities in Excess of Cash and Other Assets.....    (28,850,519)     (11.4)
                                                      ------------      -----
NET ASSETS.........................................   $253,896,683      100.0%
                                                      ============      =====

All data as of April 30, 2006. The Fund's breakdown by security type is expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
April 30, 2006 (unaudited)

  Principal                                      Maturity  Interest
   Amount                                          Date      Rate       Value
------------                                     --------  -------- ------------
              ASSET BACKED SECURITIES (17.8%)
$  1,250,000  Advanta Business Card Master
                Trust 2005-C1(1)................. 08/22/11   5.433% $  1,258,173
   2,400,000  American Express Credit Account
                Master Trust 2003-4A............. 01/15/09   1.690     2,390,190
   2,161,579  Capital Auto Receivables Asset
                Trust 2003-3..................... 01/15/08   2.960     2,140,358
   1,275,000  Capital One Auto Finance Trust
                2006-A .......................... 11/15/10   5.330     1,274,912
   1,030,000  Capital One Multi-Asset Execution
                Trust 2003-B5.................... 08/15/13   4.790       996,902
   1,500,000  Capital One Multi-Asset Execution
                Trust 2006-A6.................... 02/18/14   5.300     1,504,339
     121,880  Centex Home Equity 2005-B.......... 03/25/35   4.050       121,208
   2,500,000  Chase Issuance Trust 2005-A5(1).... 02/15/12   4.921     2,501,285
   2,265,000  Citibank Credit Card Issuance
                Trust 2001-C3.................... 05/15/08   6.650     2,266,453
   2,400,000  Citibank Credit Card Issuance
                Trust 2006-A4.................... 05/10/13   5.450     2,397,456
   1,200,000  Countrywide Asset-Backed
                Certificates 2004-12(1).......... 12/25/30   4.022     1,189,714
     700,000  Countrywide Asset-Backed
                Certificates 2004-13(1).......... 02/25/31   3.989       692,265
     500,000  Countrywide Asset-Backed
                Certificates 2004-S1............. 03/25/20   3.872       491,000
     155,027  Countrywide Home Equity Loan
                Trust 2004-N(1).................. 02/15/34   5.181       155,301
     293,631  Countrywide Home Equity Loan

                Trust 2004-O(1).................. 02/15/34   5.181       294,264
     274,749  Countrywide Home Equity Loan
                Trust 2004-Q(1) ................. 12/15/33   5.201       275,524
   1,468,177  Credit-Based Asset Servicing and
                Securitization 12A(1),(2)........ 12/15/34   5.250     1,472,288
     169,403  Credit-Based Asset Servicing and
                Securitization 4A(1),(2)......... 06/25/32   5.483       169,487
   1,650,000  Credit-Based Asset Servicing and
                Securitization 4A(2)............. 06/25/32   6.080     1,664,438


   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT APRIL 30, 2006                                             3

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2006 (unaudited)

  Principal                                      Maturity  Interest
   Amount                                          Date      Rate       Value
------------                                     --------  -------- ------------
              ASSET BACKED SECURITIES (continued)
$  2,700,000  Discover Card Master
                Trust I 2001-6................... 12/15/08   5.750% $  2,702,890
   1,093,595  Federated CBO II, Ltd.(2).......... 07/10/12   8.630     1,127,825
      93,495  GMAC Mortgage Corp. Loan
                Trust 2003-HE2................... 06/25/25   3.140        93,005
     627,407  Massachusetts RRB Special Purpose
                Trust 2005-1..................... 09/15/08   3.400       623,533
   1,770,000  MBNA Credit Card Master Note
                Trust 2001-C1(1)................. 10/15/08   5.951     1,770,199
   2,110,000  MBNA Credit Card Master Note
                Trust 2001-C3.................... 12/15/08   6.550     2,115,513
   2,800,000  MBNA Credit Card Master Note
                Trust 2005-A1.................... 09/15/10   4.200     2,749,645
   2,340,000  Metris Master Trust 2005-1A(1),(2). 03/21/11   6.823     2,344,726
   1,400,000  Nissan Auto Receivables Owner
                Trust 2006-B..................... 11/15/11   5.220     1,399,797
   1,196,182  SLM Student Loan Trust 2004-5(1)... 04/25/14   5.130     1,196,844
   5,900,000  USAA Auto Owner Trust 2005-1....... 11/15/11   4.130     5,760,831
                                                                    ------------
              Total Asset Backed Securities
              (Identified cost $45,260,303)......                     45,140,365
                                                                    ------------
              COLLATERALIZED MORTGAGE
              BACKED SECURITIES (3.3%)
   1,350,000  Bear Stearns Commercial
                Mortgage 2006-PWR11(1)........... 03/11/39   5.578     1,350,750
   1,500,000  Bear Stearns Commercial
                Mortgage Securities 2006-T22(1).. 04/12/38   5.467     1,503,615
     480,363  Credit-Based Asset Servicing and
                Securitization 2003-CB3.......... 12/25/32   2.879       464,404
   1,832,321  Morgan Stanley Capital 1 2006-HQ8.. 03/12/44   5.124     1,820,171
   1,250,000  Morgan Stanley Capital I 2006-T21.. 10/12/52   5.090     1,229,795
      38,446  Residential Asset Mortgage
                Products, Inc. 2003-RS8.......... 10/25/27   3.479        38,446
      92,804  Residential Asset Mortgage
                Products, Inc. 2004-RS4.......... 01/25/30   4.003        92,168

   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2006 (unaudited)

  Principal                                      Maturity  Interest
   Amount                                          Date      Rate       Value
------------                                     --------  -------- ------------
              COLLATERALIZED MORTGAGE
              BACKED SECURITIES (continued)
$    700,000  Residential Asset Mortgage
                Products, Inc. 2004-RS7.......... 07/25/28   4.450% $    695,817
   1,278,801  Residential Asset Securities
                Corp. 2004-KS11(1)............... 01/25/34   5.229     1,281,629
                                                                    ------------
              Total Collateralized Mortgage
              Backed Securities (Identified
              cost $8,545,782)...................                      8,476,795
                                                                    ------------
              CORPORATE BONDS (25.0%)

              AGRICULTURE (0.2%)
     210,000  Altria Group, Inc.................. 07/01/08   7.650       218,865
     300,000  RJ Reynolds Tobacco Holdings, Inc.. 07/15/15   7.300       304,500
                                                                    ------------
                                                                         523,365
                                                                    ------------
              AUTO MANUFACTURERS (0.8%)
   1,090,000  DaimlerChrysler NA Holdings Corp... 01/15/08   4.750     1,075,658
     845,000  DaimlerChrysler NA Holdings Corp... 06/15/10   4.875       815,488
     100,000  DaimlerChrysler NA Holdings Corp... 11/15/13   6.500       101,576
                                                                    ------------
                                                                       1,992,722
                                                                    ------------
              AUTO PARTS & EQUIPMENT (0.1%)
     200,000  Commercial Vehicle Group, Inc...... 07/01/13   8.000       200,000
                                                                    ------------
              BANKS (0.4%)
     600,000  Korea Development Bank............. 03/02/09   3.875       575,182
     585,000  Popular North America, Inc......... 10/01/08   3.875       561,294
                                                                    ------------
                                                                       1,136,476
                                                                    ------------
              BEVERAGES (0.8%)
   1,000,000  Cia Brasileira de Bebidas.......... 09/15/13   8.750     1,137,500
     380,000  Coors Brewing Co................... 05/15/12   6.375       389,594
     545,000  Diageo Finance BV.................. 04/01/13   5.500       536,225
                                                                    ------------
                                                                       2,063,319
                                                                    ------------
              BUILDING MATERIALS (0.7%)
     720,000  Masco Corp......................... 06/15/15   4.800       654,294
   1,060,000  York International Corp............ 08/15/06   6.625     1,062,650
                                                                    ------------
                                                                       1,716,944
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT APRIL 30, 2006                                             5

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2006 (unaudited)

  Principal                                      Maturity  Interest
   Amount                                          Date      Rate       Value
------------                                     --------  -------- ------------
              CORPORATE BONDS (continued)

              CHEMICALS (0.1%)
$    300,000  PolyOne Corp.(3)................... 05/01/12   8.875% $    304,500
                                                                    ------------
              COMMERCIAL SERVICES (0.7%)
     300,000  Avis Budget Car Rental(2).......... 05/15/16   7.750       306,000
   1,000,000  Cendant Corp....................... 01/15/08   6.250     1,011,315
      25,000  Corrections Corp. of America....... 05/01/11   7.500        25,312
     325,000  Dollar Financial Group, Inc........ 11/15/11   9.750       342,062
                                                                    ------------
                                                                       1,684,689
                                                                    ------------
              COMPUTERS (0.2%)
     540,000  Computer Sciences Corp............. 06/15/11   7.375       570,000
                                                                    ------------
              CONSUMER STAPLES (0.2%)
     530,000  Fortune Brands, Inc................ 01/15/11   5.125       517,327
                                                                    ------------
              DIVERSIFIED FINANCIAL SERVICES (6.4%)
     965,000  Associates Corp. of North America.. 11/01/08   6.250       985,643
     760,000  AXA Financial, Inc................. 08/01/10   7.750       820,023
     880,000  Bear Stearns & Co., Inc............ 12/07/09   7.625       941,059
     250,000  Capital One Bank................... 06/15/09   5.000       246,579
     760,000  Capital One Financial Corp......... 02/21/12   4.800       722,237
     935,000  CIT Group, Inc..................... 02/01/10   4.250       894,574
     800,000  Countrywide Home Loans, Inc........ 12/19/07   4.250       785,542
   2,540,000  Countrywide Home Loans, Inc........ 09/15/09   4.125     2,427,839
     200,000  E*Trade Financial Corp............. 06/15/11   8.000       206,500
   1,575,000  General Electric Capital Corp...... 03/04/08   4.125     1,543,519
   1,045,000  Goldman Sachs Group, Inc........... 01/15/12   6.600     1,090,326
     400,000  Host Marriot LP.................... 11/01/13   7.125       406,000
   1,660,000  International Lease Finance Corp... 09/01/10   4.875     1,610,784
   1,415,000  MBNA America Bank NA............... 06/15/12   6.625     1,483,616
   1,000,000  Morgan Stanley..................... 04/01/14   4.750       924,813
   1,235,000  SLM Corp........................... 07/26/10   4.500     1,183,483
                                                                    ------------
                                                                      16,272,537
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2006 (unaudited)

  Principal                                      Maturity  Interest
   Amount                                          Date      Rate       Value
------------                                     --------  -------- ------------
              CORPORATE BONDS (continued)
              ELECTRIC (0.3%)
$    455,000  Dominion Resources, Inc............ 12/15/10   4.750% $    436,360
     300,000  NiSource Finance Corp.............. 11/01/06   3.200       296,759
      50,000  NRG Energy, Inc.................... 02/01/16   7.375        50,495
                                                                    ------------
                                                                         783,614
                                                                    ------------
              ENTERTAINMENT (0.4%)
     400,000  AMC Entertainment, Inc............. 08/15/12   8.625       418,000
     450,000  Pinnacle Entertainment, Inc........ 10/01/13   8.750       483,750
                                                                    ------------
                                                                         901,750
                                                                    ------------
              ENVIRONMENTAL CONTROL (0.1%)
     275,000  Allied Waste North America
                Series B......................... 04/01/08   8.875       288,750
                                                                    ------------
              FOOD (0.3%)
     350,000  Chiquita Brands
                International, Inc............... 12/01/15   8.875       322,000
     455,000  Sara Lee Corp...................... 09/15/11   6.250       458,364
                                                                    ------------
                                                                         780,364
                                                                    ------------
              FOREST PRODUCTS & PAPER (0.4%)
     400,000  Abitibi-Consolidated, Inc.......... 08/01/10   8.550       410,000
     520,000  International Paper Co............. 10/30/12   5.850       517,637
                                                                    ------------
                                                                         927,637
                                                                    ------------
              GAS (0.3%)
     660,000  Sempra Energy...................... 02/01/13   6.000       661,049
                                                                    ------------
              HEALTHCARE-SERVICES (0.4%)
   1,142,000  Anthem, Inc........................ 09/01/07   3.500     1,111,058
                                                                    ------------
              HOME BUILDERS (0.3%)
     740,000  Centex Corp........................ 02/01/11   7.875       797,083
                                                                    ------------
              INDUSTRIALS (0.3%)
     350,000  Ahern Rentals, Inc................. 08/15/13   9.250       364,875
     415,000  Honeywell International, Inc....... 03/15/16   5.400       403,841
                                                                    ------------
                                                                         768,716
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT APRIL 30, 2006                                             7

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2006 (unaudited)

  Principal                                      Maturity  Interest
   Amount                                          Date      Rate       Value
------------                                     --------  -------- ------------
              CORPORATE BONDS (continued)

              INSURANCE (1.2%)
  $  480,000  Commerce Group, Inc................ 12/09/13   5.950% $    467,423
     700,000  Everest Reinsurance Holdings....... 10/15/14   5.400       663,865
   1,240,000  MetLife, Inc....................... 12/01/11   6.125     1,273,014
     760,000  XL Capital, Ltd.................... 09/15/14   5.250       709,125
                                                                    ------------
                                                                       3,113,427
                                                                    ------------
              LODGING (1.1%)
     400,000  Boyd Gaming Corp................... 12/15/12   7.750       415,000
   1,080,000  Harrah's Operating Company, Inc.... 07/01/10   5.500     1,067,296
     375,000  MGM Mirage......................... 02/01/11   8.375       394,687
     460,000  Resorts International Hotel
                & Casino......................... 03/15/09  11.500       502,550
     377,000  Riviera Holdings Corp.............. 06/15/10  11.000       400,091
                                                                    ------------
                                                                       2,779,624
                                                                    ------------
              MEDIA (2.0%)
     350,000  Adelphia Communications Corp.(4)... 03/01/07   9.875       165,375
     400,000  Charter Communications
                Operating LLC(2)................. 04/30/12   8.000       402,000
   1,240,000  Comcast Corp....................... 03/15/11   5.500     1,227,321
   1,200,000  Cox Communications, Inc. Class A... 12/15/14   5.450     1,135,928
     350,000  EchoStar DBS Corp.(2).............. 02/01/16   7.125       341,687
   1,830,000  Time Warner, Inc................... 04/15/11   6.750     1,897,285
                                                                    ------------
                                                                       5,169,596
                                                                    ------------
              OIL & GAS (0.7%)
     705,000  Pemex Project Funding
                Master Trust..................... 02/01/09   7.875       739,192
     255,000  Pemex Project Funding
                Master Trust..................... 12/15/14   7.375       270,300
     625,000  Petronas Capital, Ltd.(2).......... 05/22/12   7.000       666,667
                                                                    ------------
                                                                       1,676,159
                                                                    ------------
              PACKAGING & CONTAINERS (0.2%)
     325,000  Owens-Brockway Glass
                Container, Inc................... 12/01/14   6.750       312,000
     325,000  Smurfit-Stone Container
                Enterprises, Inc................. 07/01/12   8.375       316,875
                                                                    ------------
                                                                         628,875
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2006 (unaudited)

  Principal                                      Maturity  Interest
   Amount                                          Date      Rate       Value
------------                                     --------  -------- ------------
              CORPORATE BONDS (continued)

              PHARMACEUTICALS (0.4%)
  $  960,000  American Home Products Corp........ 03/15/11   6.950% $  1,012,370
                                                                    ------------
              REAL ESTATE (0.5%)
     680,000  Brascan Corp....................... 06/15/12   7.125       716,884
     525,000  EOP Operating LP................... 01/15/09   6.800       541,130
                                                                    ------------
                                                                       1,258,014
                                                                    ------------
              REITS (0.3%)
     650,000  Simon Property Group LP............ 06/15/08   7.000       666,957
                                                                    ------------
              RETAIL (0.1%)
     250,000  Bon-Ton Department
                Stores, Inc.(2).................. 03/15/14  10.250       238,750
                                                                    ------------
              SAVINGS & LOANS (0.4%)
   1,100,000  Washington Mutual, Inc............. 01/15/09   4.000     1,061,565
                                                                    ------------
              TELECOMMUNICATIONS (4.5%)
     345,000  America Movil SA de CV Series L.... 03/01/09   4.125       330,692
     555,000  AT&T, Inc.......................... 09/15/09   4.125       530,788
   1,500,000  AT&T, Inc.......................... 03/15/11   6.250     1,538,858
     400,000  AT&T, Inc.......................... 09/15/14   5.100       376,584
     695,000  BellSouth Corp..................... 11/15/12   4.750       654,721
   1,300,000  Deutsche Telekom International
                Finance BV....................... 06/15/10   8.000     1,413,078
     355,000  France Telecom SA.................. 03/01/11   7.750       386,201
     420,000  GTE California, Inc................ 01/15/09   5.500       416,039
     575,000  KT Corp.(2)........................ 07/15/15   4.875       525,192
      96,000  Motorola, Inc...................... 11/15/10   7.625       104,197
     945,000  New Cingular Wireless
                Services, Inc.................... 03/01/11   7.875     1,034,237
     350,000  Qwest Communications
                International, Inc.(1)........... 02/15/09   8.249       357,000
     850,000  Sprint Capital Corp................ 01/30/11   7.625       917,334
     380,000  Sprint Capital Corp................ 05/01/19   6.900       402,138
   1,010,000  Telecom De Puerto Rico............. 05/15/06   6.650     1,010,334
     480,000  Telecom Italia Capital............. 01/15/10   4.000       451,991
     860,000  Verizon New York, Inc.............. 04/01/12   6.875       882,664
                                                                    ------------
                                                                      11,332,048
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT APRIL 30, 2006                                             9

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2006 (unaudited)

  Principal                                      Maturity  Interest
   Amount                                          Date      Rate       Value
------------                                     --------  -------- ------------
              CORPORATE BONDS (continued)

              TRANSPORTATION (0.2%)
$    495,000  MISC Capital, Ltd.(2).............. 07/01/09   5.000% $    487,871
                                                                    ------------
              Total Corporate Bonds
              (Identified cost $64,701,109)......                     63,427,156
                                                                    ------------
              FOREIGN GOVERNMENT BONDS (2.7%)
euro
   4,115,440  Buoni Poliennali Del Tesoro........ 09/15/35   2.350     5,285,853
MXN
  10,500,000  Mexican Fixed Rate Bonds........... 12/22/11   9.000       973,572
$    480,000  United Mexican States.............. 01/16/13   6.375       487,920
                                                                    ------------
              Total Foreign Government Bonds
              (Identified cost $6,510,988).......                      6,747,345
                                                                    ------------
              U.S. GOVERNMENT AGENCY
              OBLIGATIONS (18.1%)
   1,000,000  Federal Home Loan Bank(5).......... 10/13/06   2.100       986,338
     249,940  Federal National Mortgage Assoc.... 08/01/06   7.490       249,488
      85,823  Federal National Mortgage Assoc.... 07/01/07   7.620        86,764
     250,000  Federal National Mortgage Assoc.... 05/01/08   3.720       244,769
   2,500,000  Federal National Mortgage Assoc.... 09/02/08   4.000     2,431,775
     161,897  Federal National Mortgage Assoc.... 04/25/15   5.500       161,557
      80,572  Federal National Mortgage Assoc.... 04/01/17   6.500        82,490
     202,546  Federal National Mortgage Assoc.... 03/01/20   4.500       192,945
     170,000  Federal National Mortgage Assoc.... 10/25/21   6.000       171,447
       9,937  Federal National Mortgage Assoc.... 12/01/28   7.500        10,351
       5,893  Federal National Mortgage Assoc.... 04/01/29   7.500         6,139
       7,337  Federal National Mortgage Assoc.... 04/01/29   7.500         7,643
      20,275  Federal National Mortgage Assoc.... 12/01/30   7.500        21,131
     270,000  Federal National Mortgage Assoc.... 03/25/31   5.500       262,873
     316,979  Federal National Mortgage Assoc.... 07/01/32   7.000       326,235
     175,113  Federal National Mortgage Assoc.... 10/01/33   6.000       174,625
     185,000  Federal National Mortgage Assoc.... 11/25/33   5.500       184,016
     147,269  Federal National Mortgage Assoc.... 03/01/34   4.500       135,419
      88,982  Federal National Mortgage Assoc.... 02/01/35   5.500        86,657
     179,907  Federal National Mortgage Assoc.... 09/01/35   5.500       174,781
     165,000  Federal National Mortgage Assoc.... 02/25/44   5.950       164,146
   2,000,000  Federal National Mortgage Assoc.
                (TBA 30YR)....................... 05/01/36   5.000     1,891,250

   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2006 (unaudited)

  Principal                                      Maturity  Interest
   Amount                                          Date      Rate       Value
------------                                     --------  -------- ------------

              U.S. GOVERNMENT AGENCY
              OBLIGATIONS (continued)
$ 13,600,000  Federal National Mortgage Assoc.
                (TBA 30YR)....................... 05/01/36   5.500% $ 13,204,757
   8,270,000  Federal National Mortgage Assoc.
                (TBA 30YR)....................... 05/01/36   6.500     8,409,556
   2,500,000  FHLMC Gold Guaranteed.............. 03/21/11   5.875     2,543,428
     108,077  FHLMC Gold Guaranteed.............. 08/15/13   4.000       106,116
     190,000  FHLMC Gold Guaranteed.............. 08/15/13   4.500       186,828
     670,057  FHLMC Gold Guaranteed.............. 05/01/19   4.000       624,188
   2,232,437  FHLMC Gold Guaranteed.............. 05/01/19   4.000     2,079,617
   1,279,008  FHLMC Gold Guaranteed.............. 12/01/19   4.000     1,191,455
   3,673,078  FHLMC Gold Guaranteed.............. 02/01/20   4.000     3,421,640
     175,000  FHLMC Gold Guaranteed.............. 05/15/28   5.500       173,630
     180,000  FHLMC Gold Guaranteed.............. 01/15/29   5.500       177,592
   1,713,142  FHLMC Gold Guaranteed.............. 10/01/34   5.500     1,667,609
     105,000  FHLMC Gold Guaranteed.............. 10/15/34   5.500       100,672
     197,540  FHLMC Gold Guaranteed.............. 11/01/35   5.000       186,827
     148,172  FHLMC Gold Guaranteed.............. 12/01/35   5.000       140,137
     113,727  FHLMC Gold Guaranteed.............. 12/01/35   5.000       107,559
   3,480,702  General National Mortgage Assoc.... 11/15/35   5.000     3,337,384
     128,385  General National Mortgage
                Assoc.(1)........................ 08/20/29   4.500       128,678
                                                                    ------------
              Total U.S. Government Agency
              Obligations (Identified cost
              $46,510,358).......................                     45,840,512
                                                                    ------------
              U.S. TREASURY NOTES AND BONDS
              (44.1%)
   5,000,000  U.S. Treasury Bonds................ 05/15/16   7.250     5,827,345
  10,000,000  U.S. Treasury Bonds................ 08/15/28   5.500    10,251,560
   8,750,000  U.S. Treasury Notes................ 11/15/09   3.500     8,356,250
   1,245,000  U.S. Treasury Notes................ 10/15/10   4.250     1,212,076
  22,200,000  U.S. Treasury Notes................ 02/28/11   4.500    21,794,162
  30,000,000  U.S. Treasury Notes................ 02/15/16   4.500    28,692,180
     137,955  U.S. Treasury Notes Tips........... 01/15/07   3.375       139,583
  10,818,600  U.S. Treasury Notes Tips........... 07/15/13   1.875    10,510,097
  20,022,400  U.S. Treasury Notes Tips........... 01/15/16   2.000    19,356,815
  11,000,000  U.S. Treasury Strip Coupon......... 05/15/18   0.000     5,859,700
                                                                    ------------
              Total U.S. Treasury Notes
              and Bonds (Identified cost
              $112,657,857)......................                    111,999,768
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT APRIL 30, 2006                                            11

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2006 (unaudited)

  Principal                                      Maturity Interest
   Amount                                          Date     Rate       Value
------------                                     -------- -------- ------------

              SHORT-TERM INVESTMENTS (0.4%)
$    215,261  Brown Brothers Investment Trust
                Securities Lending Fund(6).......                  $    215,261
     900,000  Federal Home Loan Bank............. 05/01/06  4.650%      900,000
                                                                    -----------
              Total Short-Term Investments
              (Identified cost $1,115,261)........................    1,115,261
                                                                    -----------
TOTAL INVESTMENTS (Identified cost $285,301,658)(7).......  111.4% $282,747,202
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS............  (11.4)  (28,850,519)
                                                            -----  ------------
NET ASSETS................................................  100.0% $253,896,683
                                                            =====  ============

----------
(1) Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The yield shown represents the April 30, 2006 coupon rate.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of 144A securities owned at April 30, 2006 was $8,421,871, or 3.3% of net assets.

(3)   Security, or a portion thereof, on loan.

(4)   Defaulted security, Fund is not currently accruing income on security.

(5)   Security held as collateral on futures contracts.

(6)   Affiliated Issuer.

(7) The aggregate cost for federal income tax purposes is $285,301,658, the aggregate gross unrealized appreciation is $929,776, and the aggregate gross unrealized depreciation is $3,484,232, resulting in net unrealized depreciation of $2,554,456.

A summary of obligations under open forward foreign currency exchange contracts outstanding at April 30, 2006 is as follows:

                                 Contracts                          Unrealized
                                to Receive                        Appreciation /
Currency                        / (Deliver)   Termination Date    (Depreciation)
--------                        -----------   ----------------    --------------
Euro                             5,172,351        05/26/06         $(5,257,631)
Euro                            (4,155,500)       05/26/06         $ 5,172,351

   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2006 (unaudited)

A summary of obligations under open futures contracts at April 30, 2006 is as follows:

                                                                    Unrealized
            Expiration                             Base Contract   Appreciation
Position       Date      Contracts    Note/Bond        Value      (Depreciation)
--------    ----------   ---------  -------------  -------------  --------------
Long          12/2006       64       90 Day Euro$   $15,160,800      $(1,600)
Long          03/2007       63       90 Day Euro$   $14,929,425      $(3,938)
Long          06/2007       63       90 Day Euro$   $14,932,575      $(5,512)
Long          09/2007       63       90 Day Euro$   $14,933,363      $(6,300)
Short         06/2006      171        U.S. 2Yr      $34,838,579       $2,671
                                    Treasury Note

As of April 30, 2006, the Fund had segregated sufficient cash and/or securities to cover the initial margin requirements on open futures contracts.


At April 30, 2006, the Fund had the following open swap agreements:

                                                                   Amount Due
 Notional                                                       from (to) Broker
  Amount                           Description                      at Value
 --------                          -----------                  ----------------

25,000,000   Agreement with Lehman Brothers terminating 06/01/06
             to pay 3 months LIBOR minus 0.20% quarterly and to
             receive the return on the Lehman Brothers US TIPS
             Index monthly.                                         $872,490

 5,000,000   We agree to pay running coupon of 1.35% to JPM.
             They in return will pay us should any underlying
             credits default. The credits are fixed and referred
             to as the reference portfolio. The market value of
             this contract will vary with the perceived credit
             quality of the reference portfolio. The Fund profits
             when credit quality deteriorates.                       ($2,500)

25,000,000   Agreement with Morgan Stanley terminating 03/14/11
             to pay a fixed rate of 5.46% interest and receive
             the 3 months LIBOR paid quarterly.                    ($145,000)

             LIBOR - London Interbank Offered Rate

As of April 30, 2006, the Fund had segregated sufficient cash to cover any accrued but unpaid net amounts owed to a swap counterparty.

Currency Abbreviations:

   euro - Euro
   MXN - Mexican Peso

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT APRIL 30, 2006                                            13

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2006 (unaudited)

ASSETS:
   Investments in securities, at value (identified
     cost $285,301,658)..........................................  $282,747,202
   Cash..........................................................       410,182
   Foreign currency, at value (identified cost $1,225)...........         1,261
   Unrealized appreciation of forward foreign exchange
     currency contracts..........................................     5,172,351
   Receivables for:
     Investments sold............................................    57,707,993
     Interest and other receivables..............................     2,528,380
     Swap agreements.............................................       724,990
     Capital stock sold..........................................        76,175
                                                                   ------------
       Total Assets..............................................   349,368,534
                                                                   ------------
LIABILITIES:
   Payable upon return of securities loaned......................       215,261
   Unrealized depreciation of forward foreign exchange
     currency contracts..........................................     5,257,631
   Payables for:
     Investments purchased.......................................    88,227,776
     Capital stock redeemed......................................     1,570,776
     Custody and accounting fees.................................        86,173
     Investment advisory fees....................................        36,880
     Shareholder servicing fees..................................        25,597
     Administrative fees.........................................        21,031
     Professional fees...........................................        15,069
     Board of Directors' fees....................................         1,000
     Dividend distributions......................................           120
     Accrued expenses and other liabilities......................        14,537
                                                                   ------------
       Total Liabilities.........................................    95,471,851
                                                                   ------------
NET ASSETS.......................................................  $253,896,683
                                                                   ============
Net Assets Consist of:
   Par value.....................................................  $    256,034
   Paid-in capital...............................................   261,783,998
   Undistributed net investment income...........................       151,080
   Accumulated net realized loss on investments and
     futures contracts...........................................    (5,440,069)
   Net unrealized depreciation on investments and foreign
     currency translations.......................................    (2,854,360)
                                                                   ------------
Net Assets.......................................................  $253,896,683
                                                                   ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES NET ASSET VALUE
   ($147,599,261 / 14,881,632 shares outstanding)................         $9.92
                                                                          =====
CLASS I SHARES NET ASSET VALUE
   ($106,297,422 / 10,721,777 shares outstanding)................         $9.91
                                                                          =====

   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended April 30, 2006 (unaudited)

NET INVESTMENT INCOME:
   Income:
     Interest and other income...................................   $ 6,814,488
     Securities lending income...................................           629
                                                                    -----------
       Total Income..............................................     6,815,117
                                                                    -----------
   EXPENSES:
   Investment advisory fees......................................       252,555
   Administrative fees...........................................       126,278
   Shareholder servicing fees....................................       113,181
   Custody and accounting fees...................................        78,099
   Professional fees.............................................        17,349
   Board of Directors' fees......................................         7,049
   Miscellaneous expenses........................................        32,252
                                                                    -----------
     Total Expenses..............................................       626,763
       Expense offset arrangement................................          (675)
                                                                    -----------
     Net Expenses................................................       626,088
                                                                    -----------
   Net Investment Income.........................................     6,189,029
                                                                    -----------
NET REALIZED AND UNREALIZED LOSS:
   Net realized loss on investments, futures contracts and
     swap agreement..............................................    (5,010,471)
   Net change in unrealized appreciation (depreciation)
     on investments and foreign currency translations............       (60,538)
                                                                    -----------
     Net Realized and Unrealized Loss............................    (5,071,009)
                                                                    -----------
   Net Increase in Net Assets Resulting from Operations..........   $ 1,118,020
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT APRIL 30, 2006                                            15

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                 For the six
                                                 months ended       For the
                                                April 30, 2006     year ended
                                                  (unaudited)   October 31, 2005
                                                --------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
   Operations:
     Net investment income......................  $ 6,189,029     $ 9,184,305
     Net realized gain (loss) on investments
       and futures contracts....................   (5,010,471)      1,637,998
     Net change in unrealized appreciation
       (depreciation) on investments
       and foreign currency translations........      (60,538)     (7,467,405)
                                                 ------------    ------------
     Net increase in net assets resulting
       from operations..........................    1,118,020       3,354,898
                                                 ------------    ------------
   Dividends and distributions declared:
     From net investment income:
     Class N....................................   (3,639,680)     (5,245,882)
     Class I....................................   (2,607,540)     (3,737,337)
     From net realized gains
     Class N....................................   (1,150,107)     (1,351,078)
     Class I....................................     (767,109)       (999,672)
                                                 ------------    ------------
       Total dividends and distributions
         declared...............................   (8,164,436)    (11,333,969)
                                                 ------------    ------------
   Capital stock transactions:
     Net proceeds from sales of capital stock...   30,142,993      87,113,608
     Net asset value of capital stock issued
       to shareholders for reinvestment of
       dividends and distributions..............    4,282,902       2,889,867
     Net cost of capital stock redeemed.........  (16,758,351)    (39,624,386)
                                                 ------------    ------------
       Net increase in net assets resulting
         from capital stock transactions........   17,667,544      50,379,089
                                                 ------------    ------------
       Total increase in net assets.............   10,621,128      42,400,018

NET ASSETS:
   Beginning of year............................  243,275,555     200,875,537
                                                 ------------    ------------
   End of period (including undistributed
     net investment income of $151,080 and
     $209,271, respectively).................... $253,896,683    $243,275,555
                                                 ============    ============

   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period

                                                                                                                  For the period
                                    For the six                                                                 December 22, 2000
                                    months ended                  For the years ended October 31,               (commencement of
                                   April 30, 2006       ----------------------------------------------------   operations) through
                                     (unaudited)         2005           2004           2003            2002      October 31, 2001
                                   --------------       ------         ------         ------          ------   -------------------
Net asset value,
beginning of period.................    $10.19          $10.57         $10.57         $10.25          $10.43          $10.00
                                        ------          ------         ------         ------          ------          ------
Income from investment
   operations:
   Net investment
     income ........................      0.24(1)         0.42(1)        0.43(1)        0.59(1)         0.46            0.43
   Net realized and
     unrealized gain
     (loss) ........................     (0.19)          (0.27)          0.17           0.33           (0.19)           0.46
                                        ------          ------         ------         ------          ------          ------
Total income from
   investment operations ...........      0.05            0.15           0.60           0.92            0.27            0.89
                                        ------          ------         ------         ------          ------          ------
Less dividends and
distributions:
   From net investment
     income ........................     (0.24)          (0.41)         (0.44)         (0.60)          (0.45)          (0.39)
   From net realized
     gains .........................     (0.08)          (0.12)         (0.16)            --              --              --
   Return of capital ...............        --              --             --             --              --           (0.07)
                                        ------          ------         ------         ------          ------          ------
     Total dividends and
       distributions ...............     (0.32)          (0.53)         (0.60)         (0.60)          (0.45)          (0.46)
                                        ------          ------         ------         ------          ------          ------
Net asset value, end
   of period .......................     $9.92          $10.19         $10.57         $10.57          $10.25          $10.43
                                        ======          ======         ======         ======          ======          ======
Total return .......................      0.47%           1.49%          5.77%          9.33%           2.39%           9.01%
Ratios/Supplemental data:
   Net assets, end of
     period (in millions) ..........      $148            $149           $110           $115             $94             $57
   Expenses as a
     percentage of
     average net assets(2) .........      0.56%(3)        0.57%          0.55%          0.55%           0.55%           0.55%(3)
   Ratio of net investment
     income to average
     net assets ....................      4.81%(3)        4.06%          4.14%          5.55%           4.30%           4.99%(3)
Portfolio turnover rate ............       369%(3)         211%           210%           249%(4)         416%(5)         413%(3),(5)

----------
(1)   Calculated using average shares outstanding for the year.

(2)   Had the expense payment agreement, which terminated on December 31, 2004, not been in place, the ratio of expenses to average net assets would have been as follows:
                                        N/A            0.58%          0.61%          0.62%           0.70%           0.74%(3)

(3)   Annualized.

(4)   Portfolio  turnover  rate is a weighted  average  of the Fund's  portfolio turnover and that of the Broad Market Fixed Income
      Fund (the  "Portfolio") in which the Fund invested through December 3, 2002.

(5)   Portfolio  turnover  rate is that  of the  Portfolio  in  which  the  Fund invested.

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT APRIL 30, 2006                                            17

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Class I share outstanding throughout each period

                                                                                                               For the period from
                                                       For the six                                               December 3, 2002
                                                      months ended           For the years ended October 31,     (commencement of
                                                     April 30, 2006          -------------------------------      operations) to
                                                       (unaudited)               2005               2004         October 31, 2003
                                                     --------------             ------             ------      -------------------
Net asset value, beginning
   of period ....................................         $10.19                $10.57             $10.57             $10.22
                                                          ------                ------             ------             ------
Income from investment
operations:
   Net investment income(1) .....................           0.25                  0.44               0.46               0.53
   Net realized and unrealized
     gain (loss) ................................          (0.20)                (0.27)              0.15               0.34
                                                          ------                ------             ------             ------
     Total income from
       investment operations ....................           0.05                  0.17               0.61               0.87
                                                          ------                ------             ------             ------
Less dividends and distributions:
   From net investment income ...................          (0.25)                (0.43)             (0.45)             (0.52)
   From net realized gains ......................          (0.08)                (0.12)             (0.16)                --
                                                          ------                ------             ------             ------
     Total dividends and
       distributions ............................          (0.33)                (0.55)             (0.61)             (0.52)
                                                          ------                ------             ------             ------
Net asset value, end of period ..................          $9.91                $10.19             $10.57             $10.57
                                                          ======                ======             ======             ======
Total return ....................................           0.44%                 1.64%              5.91%              9.48%
Ratios/Supplemental Data:
   Net assets, end of period
     (in millions) ..............................           $106                   $94                $91                $87
   Expenses as a percentage of
     average net assets(2) ......................           0.41%(3)              0.42%              0.40%              0.40%(3)
   Ratio of net investment income
     to average net assets ......................           5.03%(3)              4.21%              4.36%              5.42%(3)
   Portfolio turnover rate ......................            369%(3)               211%               210%               249%(3),(4)

----------
(1)   Calculated using average shares outstanding for the year.

(2)   Had the expense payment agreement,  which terminated on December 31, 2004, not been in place,  the ratio of expenses to average net assets would have been as follows:

                                                             N/A                  0.44%              0.45%              0.46%(3)
(3)   Annualized.

(4)   Portfolio  turnover  rate is a weighted  average  of the Fund's  portfolio turnover  and that of the  Portfolio  in which the
      Fund  invested  through December 3, 2002.

   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
April 30, 2006 (unaudited)

1. Organization and Significant Accounting Policies. BBH Broad Market Fixed Income Fund (the "Fund") is a separate diversified series of BBH Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on December 22, 2000. On August 6, 2002, the Fund's Board of Directors reclassified the Fund's outstanding shares as "Class N", and established a new class of shares designated as "Class I". Class I commenced on December 3, 2002. Class N and Class I shares have different operating expenses. Neither Class N shares nor Class I shares convert to any other class of the Fund.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. Bonds and other fixed income securities, including restricted securities' (other than short-term obligations but including listed issues) are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Directors. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

            Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Fund's Board of Directors. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Board of Directors.

      B. Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund. Investment income is recorded net of foreign taxes withheld where recovery of such tax is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonable assured.

      C. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The



FINANCIAL STATEMENT APRIL 30, 2006                                            19

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2006 (unaudited)

            Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent
            differences   are   reclassified   on  the  Statement  of  Assets  &
            Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

      D. Repurchase Agreements. The Fund may enter into repurchase agreements with primary dealers of U.S. Government Obligations as designated by the Federal Reserve Bank of New York. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction or effectively the interest rate paid by the dealer to the Fund. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Investment Adviser. The Fund's custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The Investment Adviser or sub-custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. Information regarding repurchase agreements is included in the Portfolio of Investments.

      E. Swap Agreements. The Fund may enter into swap agreements. A swap is an exchange of cash payments based on a notional principal amount between the Fund and another party which is based on a specific financial index. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Cash payments are exchanged at specified intervals and recorded in the Statement of Operations as realized gains and losses. The expected income or expense is recorded on an accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counter parties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. The Fund may use swaps for both hedging and non-hedging purposes. For hedging purposes, the Fund may use swaps to reduce its exposure to interest and foreign exchange rate fluctuations. For non-hedging purposes, the Fund may use swaps to take a position on anticipated changes in the underlying financial index. Information regarding swap agreements is included at the end of the Portfolio of Investments.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2006 (unaudited)

      F. Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of Fund securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward currency exchange rates supplied by a quotation service. Information regarding forward foreign exchange contracts is included at the end of the Portfolio of Investments.

      G. Financial Futures Contracts. The Fund may enter into open futures contracts in order to hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities which are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk. Trading in futures contracts involves, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which it is traded. At April 30, 2006, the Fund had no open futures contracts.

      H. Rule 144A Securities. The Fund may purchase securities that are not registered under the 1933 Act, but that can be sold to "qualified institutional buyers" in accordance with the requirements stated in Rule 144A under the 1933 Act (Rule 144A Securities). A Rule 144A Security may be considered illiquid and therefore subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Rule 144A Securities has been delegated to the Investment Adviser. All relevant factors will be considered in determining the liquidity of Rule 144A Securities and all investments in Rule 144A Securities will be carefully monitored. Information regarding Rule 144A securities is included at the end of the Portfolio of Investments.

      I. Securities Lending. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.


FINANCIAL STATEMENT APRIL 30, 2006                                            21

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2006 (unaudited)

      J. Dividends and Distributions to Shareholders. Dividends to shareholders are generally declared and paid monthly and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The tax character of distributions paid during the fiscal years ended October 31, 2005 and 2004, respectively, were as follows:

                                     Distribution paid from:
              ------------------------------------------------------------------
                               Net          Total                      Total
               Ordinary     Long term      taxable     Tax return  distributions
                Income    capital gain  distributions  of capital      paid
              ----------  ------------  -------------  ----------  -------------
2005........  $9,581,114   $1,752,855    $11,333,969       --       $11,333,969
2004........   9,746,234    1,479,550     11,225,784       --        11,225,784

            As of October 31, 2005 and 2004, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

                             Components of accumulated earnings/(deficit):
          -------------------------------------------------------------------------------------
                                                                                      Total
          Undistributed  Undistributed                Accumulated    Unrealized    accumulated
             ordinary      long-term    Accumulated   capital and   appreciation/   earnings/
              income     capital gains    earnings   other losses  (depreciation)   (deficit)
          -------------  -------------  -----------  ------------  --------------  ------------
2005....    $1,846,645     $  572,504    $2,419,149        --       $(3,516,082)   $(1,096,933)
2004....       703,810      1,752,816     2,456,626        --         4,425,512      6,882,138

Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

The    differences     between     book-basis    and    tax-basis     unrealized
appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and defaulted bonds.

2.    Transactions with Affiliates.

      Investment Advisory Fees. The Fund has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.20% of the Fund's average daily net assets. For the six months ended April 30, 2006, the Fund incurred $252,555 for investment advisory services.

      Administrative Fees. The Corporation has an administrative agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC"). BBHTC receives a fee from the Fund for administration services calculated daily and paid monthly at an annual rate of 0.10% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Federated Service Company ("FSC") for which FSC receives compensation paid by BBHTC. For the six months ended April 30, 2006, the Fund incurred $126,278 for administrative services.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2006 (unaudited)

      Shareholder Servicing Fees. The Corporation has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund for such services calculated daily and paid monthly at an annual rate of 0.15% of Class N shares' average daily net assets. For the six months ended April 30, 2006, the Fund incurred $113,181 for shareholder servicing services.

      Custody and Accounting Fees. BBH acts as a custodian and shall receive a custody and accounting fee from the Fund calculated daily and paid monthly. BBH holds all cash and investments and calculates the daily net asset value. The custody fee is a transaction based fee with an annual minimum of $30,000, and the accounting fee is calculated at 0.05% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. For the six months ended April 30, 2006, the Fund incurred $78,099 for custody and accounting services. These fees for the Fund were reduced by $675 as a result of an expense offset arrangement with the Fund's custodian. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement the Fund will pay the Federal Funds overnight investment rate on the day of overdraft. The total interest paid by the Fund for the six months ended April 30, 2006 was $3,869.

      Securities Lending Fees. The Corporation has a security lending agreement with BBH for which BBH receives a fee from the Fund for each security loaned. For the six months ended April 30, 2006, the Fund paid $232 to BBH for security lending services.

      Board of Directors' Fees. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2006, the Fund incurred $7,049 for these fees.

3. Investment Transactions. For the six months ended April 30, 2006, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $692,737,494 and $475,378,290, respectively.

4. Securities on Loan. As of April 30, 2006, the Fund had securities on loan with an aggregate market value of $211,149. The Fund received $215,261 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund's security lending procedures.


FINANCIAL STATEMENT APRIL 30, 2006                                            23

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2006 (unaudited)

5. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 277,777,778 shares have been classified as Class N shares of the Fund and 277,777,778 have been classified as Class I shares of the Fund. Transactions in shares of capital stock were as follows:

                                                                     SHARES                               AMOUNT
                                                          For the six                         For the six
                                                          months ended        For the         months ended           For the
                                                         April 30, 2006      year ended      April 30, 2006         year ended
                                                           (unaudited)    October 31, 2005     (unaudited)       October 31, 2005
                                                         --------------   ----------------   --------------      ----------------
Class N
Capital stock sold .................................        1,456,595         5,993,941        $ 14,816,050        $ 62,816,633
Capital stock issued in connection
   with reinvestment of dividends ..................          214,742           133,957           2,170,197           1,387,540
Capital stock redeemed .............................       (1,453,511)       (1,881,503)        (14,733,351)        (19,533,974)
                                                           ----------        ----------        ------------        ------------
Net increase .......................................          217,826         4,246,395        $  2,252,896        $ 44,670,199
                                                           ==========        ==========        ============        ============

Class I
Capital stock sold .................................        1,503,201         2,421,745        $ 15,326,943        $ 24,296,975
Capital stock issued in connection
   with reinvestment of dividends ..................          209,408           126,014           2,112,705           1,502,327
Capital stock redeemed .............................         (203,332)       (1,919,196)         (2,025,000)        (20,090,412)
                                                           ----------        ----------        ------------        ------------
Net increase .......................................        1,509,277           628,563        $ 15,414,648        $  5,708,890
                                                           ==========        ==========        ============        ============

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
April 30, 2006 (unaudited)

EXAMPLE

As a shareholder of BBH Broad Market Fixed Income Fund (the "Fund"), you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


FINANCIAL STATEMENT APRIL 30, 2006                                            25

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2006 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                               Expenses Paid
                            Beginning          Ending           During Period
                          Account Value     Account Value     November 1, 2005
                        November 1, 2005   April 30, 2006   to April 30, 2006(1)
                        ----------------   --------------   --------------------
Class N
Actual...............        $1,000           $1,004.70             $2.78
Hypothetical(2)......        $1,000           $1,022.02             $2.81

                                                                Expenses Paid
                            Beginning          Ending           During Period
                          Account Value     Account Value     November 1, 2005
                        November 1, 2005   April 30, 2006   to April 30, 2006(1)
                        ----------------   --------------   --------------------
Class I
Actual...............        $1,000           $1,004.40             $2.04
Hypothetical(2)......        $1,000           $1,022.76             $2.06

----------
(1) Expenses are equal to the Fund's annualized expense ratio of 0.56% and 0.41% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(2) Assumes a return of 5% before expenses. For the purpose of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2006 (unaudited)

Approval of Continuation of Investment Advisory Agreement

At a meeting held on December 12, 2005, the Board of Directors (the "Board") of BBH Fund, Inc. (the "Corporation") unanimously approved the renewal of the Investment Advisory Agreement (the "IA Agreement") between the Corporation and Brown Brothers Harriman & Co. ("BBH") for an additional one-year term. The following is a summary of the factors the Board took into consideration in making its determination to approve the renewal of the IA Agreement.

Nature, Extent and Quality of Services Provided by BBH

The Board noted that, under the IA Agreement in respect of each Fund, BBH, subject to the supervision of the Board, is responsible for providing a continuous investment program and, for each Fund other than the International Fund, makes purchases and sales of portfolio securities consistent with the Fund's investment objective and policies.

The Board considered the scope and quality of services provided by BBH under the IA Agreement and noted that the scope of services provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example, BBH is responsible for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Board considered the quality of the investment research capabilities of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to each of the Funds under the IA Agreement.

Costs of Services Provided and Profitability to BBH

At the request of the Board, BBH provided information concerning the profitability of BBH's investment company, advisory fees and other fees and its statement of condition for the recent period and as of December 31, 2004, respectively. The Board also reviewed BBH's profitability data for each Fund, which also included the effect of revenue generated by the shareholder servicing, administration, custody and other fees paid by a Fund. The Board noted that most beneficial owners of the Funds' shares are holding these shares in the context of an overall investment management program for which BBH is the adviser and for which BBH charges an investment management fee. Since BBH excludes the assets in the Funds when calculating its advisory fees for its clients, the Board agreed that it is appropriate in an analysis of Fund profitability to reduce the advisory fees for the Funds by the advisory fees that otherwise would have been earned by BBH on the assets involved.

The Board discussed the difficulty of making comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. In considering profitability information, the Board considered the effect of fall-out benefits on BBH's expenses, as well as the "revenue sharing" arrangements BBH has entered into with certain entities that distribute


FINANCIAL STATEMENT APRIL 30, 2006                                            27

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2006 (unaudited)

shares of the Funds. The Board focused on profitability of BBH's relationships with the Funds before taxes and distribution expenses. The Board concluded that it was satisfied that BBH's level of profitability from its relationship with each Fund was not excessive.

The Board also considered the advisory fees of each Fund in comparison to the fees of comparable funds. The Board recognized that the expense ratios for the Funds potentially reflected on BBH's provision of services, as BBH is directly the provider of substantial services and coordinates services provided to the Fund by others. The Board took note of situations in which BBH waived its management fee or reimbursed a Fund's expenses.

Fall-Out Benefits

The Board considered that BBH did not allocate the Funds' portfolio transactions for third party research, although it did benefit from proprietary research received from brokers that execute the Funds' purchases and sales of securities. The Board recognized that the aggregate amount of commissions generated by Fund transactions was unlikely to result in the Funds receiving from full service broker dealers substantial discounts on commission rates. The Board received and reviewed information concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also considered that BBH receives shareholder servicing fees from certain funds, and is the Funds' administrator, custodian and securities lending agent. The Board noted that BBH retained no portion of the 12b-1 fees paid by the Fund that operated with a plan.

The Board recognized that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above. The Board recognized that most Fund shareholders were also BBH clients, and that substantial assets are invested in the Funds as a result of an overall investment management program for the shareholder. The Board noted that the Funds also derive reputational and other benefits from their association with BBH and their use of the BBH name, which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues associated with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board noted that the Funds' advisory fee schedules do not contain breakpoints. As a result, if assets increase, the fee rates would not be reduced on the incremental assets. There may be other economies of scale because many expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced the advisory services in recognition of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of advisory service and total expenses for each Fund were fair and reasonable. Consequently, the advisory fees are in the range of institutional separate account fees, which is to say substantially below, even taking into account the BBH administration fees, typical mutual fund fees. In addition, the Board noted that BBH had supported and continued to support certain Funds through fee waivers and expense reimbursements. Based on information they had been provided over many years, the Board observed that in the mutual fund indus-

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2006 (unaudited)

try as a whole, as well as among funds similar to the Funds, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund's current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints.

Investment Results

The Board considered the investment results of each of the Funds as compared to investment companies with its peers and with one or more selected securities indices. In addition to the information received by the Board for the meeting, the Board received detailed performance information for each Fund at each regular Board meeting during the year. At the meeting, the Board reviewed information showing performance of each Fund compared to the peers generally over the 1-, 3-, 5- and since inception periods ended October 31, 2005 and compared to one or more securities indices over comparable periods.

Advisory Fee Rate

The Board considered the advisory fee rate paid by each Fund to BBH. The Board recognized that it is difficult to make comparisons of these fees, and combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

BBH also manages accounts for institutional clients with investment objectives similar to those of certain Funds. The fee rates payable by the BBH's institutional clients are generally comparable although occasionally lower, than the rates paid by the Funds. BBH reviewed with the Board the significant differences in the scope of services that BBH provides to institutional clients and to the Funds through both the IA and Administration Agreements (the "Admin. Agreements"). For example, BBH provides, among other things, officers (including the Funds' Chief Compliance Officer and officers to provide required certifications) and administrative services, such as shareholder communications, and tax compliance, with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers. These services normally are not provided to non investment company clients, and fees charged to the Funds reflect the costs and risks of the additional obligations. The Board also noted that since the Funds are constantly issuing and redeeming their shares, they are more difficult to manage than an institutional account, where the assets are relatively stable. Accordingly, the Board did not place significant weight on these fee comparisons.

The following factors specific to BBH Broad Market Fixed Income Fund also were noted and considered by the Board in deciding to approve the continuation of the IA Agreements:

The Board reviewed the information showing performance of the Broad Market Fixed Income Fund's Class N shares and Class I shares compared to the Lehman Brothers Aggregate Bond Index. Both classes of the Broad Market Fixed Income Fund on a pre-fee basis outperformed the benchmark by a meaningful amount over all relevant periods and on an after-fee basis performed roughly in line with or modestly exceeded the benchmark over all relevant periods. The Board viewed with favor this performance and noted the benchmark has no fees. The Board also noted the expense ratio for both share classes was in line with or lower than many funds of similar size and investment mandate. Taking into account these comparisons and the other factors considered, the Board concluded that the Broad Market Fixed Income Fund's investment results over time and its total expense ratio had been satisfactory.


FINANCIAL STATEMENT APRIL 30, 2006                                            29

                      (This page intentionally left blank)

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:

By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference
Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings Information."

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                  BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN


ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.
(b) No answer required.
(c) Not applicable.
(d) Not applicable.
(e) Not applicable.
(f)
(1) A copy of the code of ethics referenced in Item 2(a) of this Form N-CSR is available and can be mailed, free of charge, to anyone by calling (800) 575-1265.
 (2) Not applicable.
 (3) Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable. Disclosure is not required for semi-annual reports.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable. Disclosure is not required for semi-annual reports.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable. Disclosure is not required for semi-annual reports.


ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND
        PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES
        BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF
        SECURITY HOLDERS.

        NONE.

ITEM 10. CONTROLS AND PROCEDURES.

(a)  Based upon their evaluation of the
     registrant's disclosure controls and
     procedures as conducted within 90
     days of the filing date of this Form
     N-CSR, the registrant's principal
     financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no significant changes in
     the registrant's internal controls or
     in other factors that could significantly affect these controls subsequent to the date of their evaluation.


ITEM 11. EXHIBITS.

(a)(1) The registrant's code of ethics that is the subject of the disclosure required by Item 2 is filed as Exhibit 11(a) (1)

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is filed as Exhibit 11(a) (2).

(a)(3) Not applicable

(b) The certifications required by Rule 30a-2(b) under the Act and Section 1350 of Chapter 63 of Title 18 of the United States Code are attached as exhibit 11(b).



















SIGNATURES

Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 		BBH FUND, INC.
             -------------------------------------


By (Signature and Title)*  /s/ John A. Nielsen
                           ------------------------------
                           John A. Nielsen, President
                           (Principal Executive Officer)
Date:   6-29-06
       ------------------

Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*  /s/ Charles H. Schreiber
                          ---------------------------
                          Charles H. Schreiber III
                          (Principal Financial Officer)

Date:   6-29-06
       ------------------

- Print name and title of each signing officer under his or her signature.



EXHIBIT 11(a) (1)

A copy of the code of ethics is available and can be mailed, free of charge, to anyone by calling
(800) 575-1265.

EXHIBIT 11(a) (2)
SECTION 302 CERTIFICATION OF PRINCIPLE EXECUTIVE OFFICER.
I, John Nielsen, certify that:

1. I have reviewed this report on Form N-CSR of BBH Fund, Inc. on behalf of: BBH Inflation-Indexed
Securities Fund, BBH International Equity Fund,
BBH Tax-Efficient Equity Fund, and BBH Broad
Market Fixed Income Fund, ("registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial
 statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures
(as defined in rule 30a-3(c) under the Investment
Company Act of 1940) for the registrant and have:

a.) designed such disclosure controls and procedures,
  or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b.) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c.)evaluated the effectiveness of the registrant's
 disclosure controls and procedures and presented
  in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

c.) disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's  most recent fiscal
 half-year (the registrant's second fiscal half year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a.) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b.) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

6. The registrant's other certifying officer and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Date:   6-29-06
/s/ John Neilsen
==========================
John Nielsen
President - Principal Executive Officer


EXHIBIT 11(a) (2)
SECTION 302 CERTIFICATION OF PRINCIPLE FINANCIAL OFFICER.
I, Charles Schreiber, certify that:

1. I have reviewed this report on Form N-CSR of BBH Fund, Inc. on behalf of: BBH Inflation-Indexed
Securities Fund, BBH International Equity Fund,
BBH Tax-Efficient Equity Fund, and BBH Broad
Market Fixed Income Fund, ("registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial
 statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures
(as defined in rule 30a-3(c) under the Investment
Company Act of 1940) for the registrant and have:

a.) designed such disclosure controls and procedures,
  or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b.) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c.)evaluated the effectiveness of the registrant's
 disclosure controls and procedures and presented
  in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d.)disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's  most recent fiscal
 half-year (the registrant's second fiscal half year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a.) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b.) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

6. The registrant's other certifying officer and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Date:  6-29-06
  /s/  Charles H. Schreiber
==========================
Charles H. Schreiber III
Treasurer - Principal Financial Officer






EXHIBIT 11(b)
SECTION 906 CERTIFICATIONS

Pursuant to 18 U.S.C.ss. 1350, the undersigned officers of BBH Fund, Inc. ("registrant"), hereby certify, to the best of our knowledge, that the Registrant's Report on Form N-CSR for the period ended April 30, 2006 (the "Report") fully complies with the requirements of Section 13(a) or 15(d), as applicable, of the Securities and Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

Date: 6-29-06
       ------------------
/s/ John A. Nielsen
======================
John A. Nielsen
President - Principal Executive Officer

Date:  6-29-06
       ------------------
/s/ Charles H. Schreiber
=======================
Charles H. Schreiber III
Treasurer - Principal Financial Officer

This certification is being furnished solely pursuant to 18 U.S.C.ss. 1350 and is not being filed as part of the Report or as a separate disclosure document.
BBH Fund, Inc. April 30, 2006